LETTER TO SHAREHOLDERS

CONTENTS

Shareholder Letter            1
Fund Reports
 Templeton Pacific
Growth Fund                   3
 Templeton Foreign Smaller
Companies Fund               16
Financial Highlights
and Statement of
Investments                  28
Financial Statements         43
Notes to
Financial Statements         47
Report of
Independent Accountants      52
Tax Designation              53


Dear Shareholder:

We are pleased to bring you the seventh annual report for the Franklin Templeton International Trust, which covers the fiscal year ended October 31, 1997. The Trust consists of the Templeton Pacific Growth Fund and the Templeton Foreign Smaller Companies Fund.

During the reporting period, stable interest rates, strong corporate earnings, and relatively low inflation levels characterized many economies around the world, and several international securities markets rose. However, not all equity markets performed well. Notably, some Asian countries suffered significant losses. And regardless of overall performance, many markets experienced extreme volatility along the way. For instance, during the week beginning October 27, 1997, Hong Kong's Hang Seng Index fell nearly 6% (Monday), tumbled by almost 14% (Tuesday), climbed approximately 19% (Wednesday), fell nearly 4% (Thursday), and finally rose about 3% (Friday).* As always, it is important to remember that volatility is a normal part of investing and that markets will experience ups and downs. Over the long term, however, stocks have historically provided impressive results. We therefore urge you to focus on achieving your long-term investment goals, rather than concentrating on short-term market cycles.

On the following pages, you will find detailed discussions about the Templeton Pacific Growth Fund and the Templeton Foreign Smaller Companies Fund. Although the funds have different investment objectives and strategies, their managers share a dedication to the principles of careful stock selection, broad diversification, and constant professional supervision. For information about how market conditions and management strategies have affected the funds' performance, please refer to the individual reports following this letter.

We thank you for your support, welcome your questions, and look forward to serving your investment needs in the years to come.

Sincerely,

Rupert H. Johnson, Jr.
President
Franklin Templeton International Trust



*Source: Bloomberg. Index is unmanaged. Change measured in local currency terms. One cannot invest directly in an index.

TEMPLETON PACIFIC GROWTH FUND


Your Fund's Objective: The Templeton Pacific Growth Fund seeks to provide long-term growth of capital by investing in equity securities of which at least 65% trade on markets in the Pacific Rim.


During the 12 months under review, Southeast Asian financial markets experienced severe volatility. On July 2, 1997, the Thai government, after months of attempting to ward off speculative attacks on its currency, devaluated the Thai baht and delinked it from the U.S. dollar. This move prompted similar attacks on the Philippine peso, the Malaysian ringgit, and the Indonesian rupiah. The virulence with which the attacks spread surprised virtually the entire investment community. It also served to highlight macroeconomic problems, such as slowing growth in exports, rising deficits, overvalued property markets, and weak banking systems, faced by many Southeast Asian nations.

GRAPHIC MATERIAL 1 OMITTED - SEE APPENDIX AT END OF DOCUMENT


  Templeton Pacific
  Growth Fund
  Top 10 Industries

  10/31/97

                                                % of Total
  Industry                                      Net Assets
  Transportation                                10.6%
  Multi-Industry                                 9.5%
  Banking                                        9.3%
  Real Estate                                    9.0%
  Electrical & Electronics                       4.8%
  Telecommunications                             4.5%
  Construction & Housing                         3.5%
  Insurance                                      3.2%
  Forest Products & Paper                        3.2%
  Chemicals                                      3.1%


This currency turmoil was reflected in the downward slide of many Pacific Rim stock markets during the fiscal year. Hardest hit were those of Thailand, which fell 59%, the Philippines, 45%, and Malaysia, 41%.1 Not even the economies of Hong Kong, Singapore, and Taiwan were immune to volatility. Within this environment, the Fund's Class I shares delivered a cumulative total return of -24.42%, as discussed in the Performance Summary on page 7.

As you can see from the chart on page 3, Hong Kong continued to be the Fund's largest geographic exposure, representing 26.8% of total net assets on October 31, 1997. During most of the period under review, its economy remained robust, although its stock market did experience volatility. In fact, on October 23, 1997, the Hang Seng Index suffered a decline of 9.9% in U.S. dollar terms, which put it down nearly 30% for the month and off almost 35% since August.2 Believing its stock was undervalued, we added to our position in Hong Kong Ferry
Holdings,3 which operates ferry and related businesses, and is involved with other activities such as property investment and travel and hotel operations.


1. Source: Bloomberg. Price depreciation is measured in U.S. dollars and includes reinvested dividends.
2. Source: Bloomberg. Index is unmanaged and includes reinvested dividends. Change measured in U.S. dollar terms. One cannot invest directly in an index.
3. A complete listing of all stocks in the portfolio as of October 31, 1997, begins on page 31.
4. Source: Bloomberg. Based on quarterly percentage price change over 15 years ended September 30, 1997.


Despite an extremely strong 1997 for China's economy, we were seeing signs of a slowdown by the end of the reporting period. In the coming year, restructuring of the state-owned enterprise sector could cause further slowing, and Asian currency devaluations may affect China's competitive position in exports. During the period, we sold our shares of Beijing Yanhua Petrochemicals for a profit.

During the reporting period, we initiated a position in Tata Engineering & Locomotive Co. Ltd., an Indian manufacturer of commercial automotive vehicles, which we considered undervalued. And we sold our position in Brambles Industries Ltd., based in Australia, because its stock reached our sell-price target.

At the end of the period, we believed that although Southeast Asian markets could experience further declines, they could provide excellent opportunities for purchasing shares of companies unfairly punished by generalized fear concerning the economic circumstances of these countries. In our opinion, the Pacific Rim continues to offer a variety of investment opportunities and the economies of these countries are storehouses of value in the long run. However, macroeconomic performance and varying government responses indicated that the economic recoveries in this region may not be uniform. We believe that Thailand and Japan probably have a long road ahead of them, while Indonesia could recover more rapidly. Asian currency crises have prompted many emerging market governments in the region to take steps designed to increase the rewards and reduce the risks of investing there, and we look forward to reaping the long-term benefits of recent declines in prices of Pacific Rim equities.

  Templeton Pacific
  Growth Fund
  Top 10 Holdings

  10/31/97
  Company,                                      % of Total
  Industry, Country                             Net Assets
  Hong Kong
  Telecommunications Ltd.,                       2.7%
  Telecommunications, Hong Kong
  Cheung Kong Holdings Ltd.,                     2.7%
  Multi-Industry, Hong Kong
  Sun Hung Kai Properties Ltd.,                  2.6%
  Real Estate, Hong Kong
  New World Development Ltd.,                    2.3%
  Real Estate, Hong Kong
  East Japan Railway, C,                         2.2%
  Transportation, Japan
  Development Bank                               2.1%
  of Singapore Ltd.,
  Banking, Singapore
  HSBC Holdings Plc.,                            2.0%
  Banking, Hong Kong
  Coles Myer Ltd.,                               2.0%
  Merchandising, Australia
  Jardine Matheson                               2.0%
  Holdings Ltd.,
  Multi-Industry, Hong Kong
  Parkway Holdings Ltd.,                         1.9%
  Real Estate, Singapore

For a complete list of portfolio holdings, please see page 31 of this report.

"We look forward to reaping the long-term benefits of recent declines in prices of Pacific Rim equities."

Please remember, this discussion reflects our views and opinions as of October 31, 1997, the end of the reporting period. However, market and economic conditions are changing constantly which may affect our strategies and portfolio holdings. Although historic performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

There are, of course, special risks involved with investing in a portfolio of securities concentrated in a single geographic region that also contains emerging markets. These risks include market and currency volatility, economic, social, and political uncertainty, and in some cases the relatively small size and lesser liquidity of these markets. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, severe market corrections. While short-term volatility can be disconcerting, declines of as much as 40% to 50% are not unusual in emerging markets. For example, Hong Kong's equity market has increased 1,523% in the last 15 years, but has suffered four declines of more than 20% during that time.4

Class I
The Templeton Pacific Growth Fund - Class I provided a -24.42% cumulative total return for the one-year period ended October 31, 1997. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, if any, and does not include the sales charge. However, we have always maintained a long-term perspective when managing the Fund, and we encourage shareholders to view their investments in a similar manner. As you can see from the table on page 9, the Fund's Class Ishares produced a cumulative total return of more than 31% since its inception on September 20, 1991.

The Fund's Class Ishare price decreased $3.62, from $14.50 on October 31, 1996, to $10.88 on October 31, 1997. During the reporting period, shareholders received per-share distributions of 11.0 cents ($0.110) in income dividends. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.

The graph on page 8 compares the performance of the Templeton Pacific Growth Fund - Class I and the Morgan Stanley Capital International(R) (MSCI) Pacific Index since the Fund's inception on September 20, 1991. The MSCI Pacific Index includes approximately 525 companies in Australia, Hong Kong, Japan, New Zealand, Singapore, and Malaysia.

GRAPHIC MATERIAL 2 OMITTED - SEE APPENDIX AT END OF DOCUMENT


Keep in mind that an unmanaged market index has inherent performance differentials in comparison with any fund. An index doesn't pay management fees to cover salaries of security analysts or portfolio managers, or pay commissions or market spreads to buy and sell securities. Unlike an index, mutual funds are never 100% invested because they need to have cash on hand to redeem shares. In addition, the performance shown for the Fund includes the maximum initial sales charge, all Fund expenses and account fees. The index's performance would have been lower if the Fund's costs had been applied to it. Please remember that an index is simply a measure of performance, and one cannot invest in it directly.


  Templeton Pacific Growth Fund - Class I
  Periods ended 10/31/97
                                      Since
                                    Inception
                        One-Year  Three-Year  Five-Year  (9/20/91)
  Cumulative Total Return1-24.42%   -20.56%     19.30%     31.74%
  Average Annual
  Total Return2          -28.74%     -9.20%      2.37%      3.60%
  Value of $10,000

  Investment3             $7,126     $7,487    $11,249    $12,416

                 10/31/93  10/31/94  10/31/95  10/31/96  10/31/97
 One-Year Total
  Return4         38.46%     8.46%    -5.54%      11.27%  -24.42%

1. Cumulative total return represents the change in value of an investment over the indicated periods and does not include the sales charge.
2. Average annual total return represents the average annual change in value of an investment over the indicated periods and includes the maximum 5.75% initial sales charge.
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the indicated periods and include the maximum 5.75% initial sales charge.
4. One-year total return represents the change in value of an investment over the indicated periods ended on the specified dates and does not include the sales charge.
Note: Total returns have been restated to reflect the current maximum initial sales charge: 5.75%. Prior to January 1, 1997, Fund shares were offered at a lower initial sales charge. Thus, actual returns would have been higher. All calculations assume reinvestment of dividends and capital gains at net asset value. Past expense waivers by the Fund's manager increased the Fund's total returns. Without these waivers, the Fund's total returns would have been lower. Investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with the relatively small size and lesser liquidity of these markets. You may have a gain or loss when you sell your shares.


Class II

Templeton Pacific Growth Fund - Class II produced a cumulative total return of -28.28% from January 2, 1997 (commencement of sales), through October 31, 1997. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, and does not include sales charges.

The Fund's Class II share price decreased $4.29, from $15.10 on January 2, 1997 (commencement sales) to $10.81 on October 31, 1997. During the reporting period, shareholders received per-share distributions of 2.8 cents ($0.028) in income dividends. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.

The graph on page 12 compares the performance of the Templeton Pacific Growth Fund - Class II and the Morgan Stanley Capital

International(R) (MSCI) Pacific Index since the Fund's inception on January 1, 1997. The MSCI Pacific Index includes approximately 525 companies in Australia, Hong Kong, Japan, New Zealand, Singapore, and Malaysia.

Keep in mind that an unmanaged market index has inherent performance differentials in comparison with any fund. An index doesn't pay management fees to cover salaries of security analysts or portfolio managers, or pay commissions or market spreads to buy and sell securities. Unlike an index, mutual funds are never 100% invested because they need to have cash on hand to redeem shares. In addition, the performance shown for the Fund includes sales charges, all Fund expenses and account fees. The index's performance would have been lower if the Fund's costs had been applied to it. Please remember that an index is simply a measure of performance, and one cannot invest in it directly.


GRAPHIC MATERIAL 3 OMITTED - SEE APPENDIX AT END OF DOCUMENT

  Templeton Pacific Growth Fund - Class II
  Period ended 10/31/97

                                      Since
                                    Inception
                                                         (1/1/97)
  Cumulative Total Return***                              -28.28%
  Aggregate Total Return***                               -29.71%
***Cumulative total return represents the change in value of an investment over the indicated period and does not include sales charges. Aggregate total return represents the change in value of an investment over the indicated period and includes the 1.0% contingent deferred sales charge, applicable to shares redeemed within the first 18 months of investment. Since Class II shares have existed for less than one year, average annual total returns are not provided. Investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with the relatively small size and lesser liquidity of these markets. You may have a gain or loss when you sell your shares.


Advisor Class

The Templeton Pacific Growth Fund - Advisor Class produced a cumulative total return of -27.74% for the period from January 2, 1997 (commencement of sales), through October 31, 1997. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains.

The Fund's Advisor Class share price decreased $4.22, from $15.10 to $10.88 over the same period. During the reporting period, shareholders received per-share distributions of 4.26 cents ($0.0426) in income dividends. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.

The graph on page 14 compares the performance of the Templeton Pacific Growth Fund - Advisor Class and the Morgan Stanley Capital International(R) (MSCI) Pacific Index since the Fund's inception on September 20, 1991. For periods prior to January 2, 1997, the Fund performance is that of the Fund's Class I shares, excluding the initial sales charge, but including Class I expenses. The MSCI

Pacific Index includes approximately 525 companies in Australia, Hong Kong, Japan, New Zealand, Singapore, and Malaysia.

GRAPHIC MATERIAL 4 OMITTED - SEE APPENDIX AT END OF DOCUMENT

Keep in mind that an unmanaged market index has inherent performance differentials in comparison with any fund. An index doesn't pay management fees to cover salaries of security analysts or portfolio managers, or pay commissions or market spreads to buy and sell securities. Unlike an index, mutual funds are never 100% invested because they need to have cash on hand to redeem shares. In addition, the performance shown for the Fund includes all Fund expenses and account fees. The index's performance would have been lower if the Fund's costs had been applied to it. Please remember that an index is simply a measure of performance, and one cannot invest in it directly.



Templeton Pacific Growth Fund - Advisor Class

  Periods ended 10/31/97
                                      Since
                                    Inception
                                   of the Fund
                        One-Year* Three-Year*Five-Year*(9/20/91)*
  Cumulative
  Total Return1         -24.38%    -20.52%     19.36%      31.81%
  Average Annual
  Total Return1         -24.38%     -7.37%      3.60%       4.62%
  Value of $10,000

  Investment2            $7,562     $7,948    $11,936     $13,181

                 10/31/93* 10/31/94* 10/31/95*10/31/96* 10/31/97*
  One-Year
  Total Return3    38.46%     8.46%   -5.48%    11.27%    -24.38%

*On January 2, 1997, the Fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or Rule 12b-1 plans. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect the Fund's Class I performance, excluding the effect of the Class I maximum initial sales charge, but including the effect of Class I expenses including Rule 12b-1 fees; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance including the deduction of all fees and expenses applicable only to that class. Since January 2, 1997 (commencement of sales), the cumulative total return of Advisor Class shares was -27.74%.
1. Cumulative total return represents the change in value of an investment over the periods indicated. Average annual total return represents the average annual change in value of an investment over the periods indicated.
2. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
3. One-year total return represents the change in value of an investment over the one-year periods ended on the specified dates.
All calculations assume reinvestment of dividends and capital gains at net asset value. Past expense waivers by the Fund's manager increased the Fund's total returns. Without these waivers, the Fund's total returns would have been lower. Investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with the relatively small size and lesser liquidity of these markets. You may have a gain or loss when you sell your shares.

PERFORMANCE SUMMARY


Past performance is not predictive of future results.


GRAPHIC MATERIAL 5 OMITTED - SEE APPENDIX AT END OF DOCUMENT

TEMPLETON FOREIGN
SMALLER COMPANIES FUND


Your Fund's Objective: The Templeton Foreign Smaller Companies Fund seeks to provide long-term growth of capital by investing primarily in equity securities of small capitalization companies -- those with a market capitalization of $1 billion or less at the time of investment -- outside the United States.


We are pleased to bring you this annual report for the Templeton Foreign Smaller Companies Fund, which covers the 12 months ended October 31, 1997. During this period, many international equity markets performed well except Asian markets, which did not. As discussed in the Performance Summary on page 20, the Fund's Class I shares delivered a +14.25% cumulative total return, significantly outperforming the Morgan Stanley Capital International(R) Europe, Australasia, Far East (MSCI EAFE) Index's return of 4.92%.1

The Fund's performance benefited from its European exposure (53.2% of total net assets on October 31, 1997) as economic recovery, subdued inflation, consolidation, corporate restructuring, and healthy corporate profits drove many European markets to record levels. For example, the stock markets of the U.K., Spain, Sweden, Switzerland, and the Netherlands all climbed more than 20% in U.S. dollar terms during the period. On October 31, 1997, the Fund's largest European weightings were the U.K. (14.5% of total net assets), the Netherlands (8.7%), Sweden (5.1%), Switzerland (4.3%), and Spain (4.1%). During the reporting period, we purchased shares in Hazlewood Foods,2 a food-processing company based in the U.K. We considered the stock attractively valued in light of the company's improving fundamentals.

The Fund also benefited from its relatively modest exposure to Asia, where stock markets fell sharply due to currency crises in the region. In early July 1997, Thailand allowed its currency, the baht, to depreciate against other currencies. Worries over this, as well as the depth of the country's economic problems, led to substantial declines in Thailand's stock market. Similar situations quickly emerged in neighboring countries, and by the end of September, the equity markets of Malaysia, Indonesia, and the Philippines had each lost more than 40% of their value in U.S. dollar terms. Since we had viewed Southeast Asian markets as relatively high-priced prior to these crises, and had found few companies whose stock prices seemed attractive, we were not significantly impacted by these market declines. Our largest Asian exposure was Hong Kong, but we steadily reduced this weighting following the July handover of the former British colony to China.

Although we are optimistic about the long-term growth potential of international equity markets, their relatively high valuation levels at the end of the period made identifying undervalued securities particularly challenging. However, recent stock market corrections in many countries, from Hong Kong to the U.S., may enable our analysts to uncover investment bargains. While no one can reliably predict the direction of the markets in the near term, we are confident that our disciplined approach to identifying small capitalization stocks should reward long-term investors.

  Templeton Foreign
  Smaller Companies Fund
  Top 10 Industries

  10/31/97

                                                  % of Total
  Industry                                        Net Assets
  Food & Household Products                      8.8%
  Merchandising                                  7.5%
  Banking                                        6.6%
  Transportation                                 5.9%
  Industrial Components                          5.8%
  Multi-Industry                                 5.0%
  Broadcasting & Publishing                      5.0%
  Metals & Mining                                4.9%
  Building Materials
  & Components                                   4.6%
  Business & Public Services                     4.1%

Of course, there are risks involved in investing in a fund seeking long-term capital growth from small or relatively new or unseasoned companies, such as relatively small revenues, limited production lines and small market share. In addition, investing in international markets involves special risks related to market and currency volatility, and adverse economic, social, and political developments. Emerging markets are subject to heightened risks, as well as those associated with the relatively small size and lesser liquidity of these markets. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, severe market corrections. While short-term volatility can be disconcerting, declines of as much as 40% to 50% are not unusual in emerging markets. For example, the Hong Kong equity market has increased 1,523% in the last 15 years, but has suffered four declines of more than 20% during that time.3

Please remember, this discussion reflects our views and opinions as of October 31, 1997, the end of the reporting period. However, market and economic conditions are changing constantly which may affect our strategies and portfolio holdings. Although historic performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

1. Source: AIM (Micropal). Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.
2. A complete listing of all stocks in the portfolio as of October 31, 1997, begins on page 37.
3. Source: Bloomberg. Based on quarterly percentage price change over the 15 years ended September 30, 1997.


  Templeton Foreign
  Smaller Companies Fund
  Top 10 Holdings

  10/31/97

  Company,                                       % of Total
  Industry, Country                              Net Assets
  Weir Group Plc.,                               1.5%
  Industrial Components,
  United Kingdom
  Hazlewood Foods Plc.,                          1.5%
  Food & Household Products,
  United Kingdom
  Oshawa Group Ltd. (The),                       1.5%
  Food & Household Products,
  Canada
  GTC Transcontinental Group Ltd.,               1.4%
  Broadcasting & Publishing,
  Canada
  Kardex AG, br.,                                1.2%
  Business & Public Services,
  Switzerland
  Sentrachem Ltd.,                               1.2%
  Chemicals,
  South Africa
  Perkins Foods Plc.,                            1.2%
  Food & Household Products,
  United Kingdom
  Lex Service Plc.,                              1.2%
  Business & Public Services,
  United Kingdom
  Laird Group Plc.,                              1.2%
  Machinery & Engineering,
  United Kingdom
  Anangel - American                             1.1%
  Shipholdings Ltd., ADR,
  Transportation, Greece

For a complete list of portfolio holdings, please see page 37 of this report.


The lead portfolio manager of the Fund since June 1997 is Simon Rudolph. Mr. Rudolph is a vice president of Templeton Investment Counsel, Inc. He Holds a BA in economic history from Durham University in England, and is a Chartered Accountant and a member of the Institute of Chartered Accountants of England and Wales. Mr. Rudolph has been a securities analyst since 1986. Before joining the Franklin Templeton organization in 1997, he was an executive director with Morgan Stanley and was responsible for analysis of continental European insurance companies. Currently, Mr. Rudolph has research responsibilities for the shipping industry, small-cap Asian companies and country coverage of India.

Peter A. Nori and Juan J. Benito-Martin exercise secondary portfolio management responsibilities for the Fund. Mr. Nori is a vice president of Templeton Investment Counsel, Inc. He holds a BS in finance and an MBA with an emphasis in finance from the University of San Francisco. He is a Chartered Financial Analyst and a member of the Association for Investment Management and Research. Mr. Nori completed Franklin's management training program before moving into portfolio research in 1990 as an equity analyst and co-portfolio manager of the Franklin Convertible Securities Fund. He joined the Templeton organization in 1994. As a portfolio manager and research analyst, Mr. Nori currently manages several separate accounts and a variable annuity product. He has global research responsibilities for the steel and data processing industries, and county coverage of Austria. Mr. Benito-Martin is currently a portfolio manager and research analyst with Templeton Investment Counsel, Inc. He holds an MBA from the Harvard Business School and a BS/MS in engineering from the Polytechnical University of Valencia, Spain. Prior to joining the Templeton organization in 1996, Mr. Benito-Martin was a management consultant and case team leader with Monitor Company, a leading global strategy consulting firm in Cambridge, Massachusetts (1994-1996). His previous experience includes being an internal planning consultant with Duke Power (1993-1994), a business development consultant  with IBM  Consulting  Group  (1992),  and a  regional  manager  with
Iberdrola, a large power utility company in Spain (1987-1991). Mr. Benito-Martin's research responsibilities include coverage of European small cap companies.

Class I

Templeton Foreign Smaller Companies Fund - Class I provided a +14.25% cumulative total return for the one-year period ended October 31, 1997. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, if any, and does not include the sales charge. We have always maintained a long-term perspective when managing the Fund, and we encourage shareholders to view their investments in a similar manner. As you can see from the table on page 23, the Fund's Class I shares produced a cumulative total return of more than +105% since its inception on September 20, 1991.

The Fund's Class I share price increased $0.88, from $14.18 on October 31, 1996, to $15.06 on October 31, 1997. During the reporting period, shareholders received per-share distributions of 32.0 cents ($0.32) in income dividends, 14.0 cents ($0.14) in short-term capital gains, and 57.0 cents ($0.57) in long-term capital gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.

The graph on page 22 compares the performance of Templeton Foreign Smaller Companies Fund and the Morgan Stanley Capital International(R) Europe, Australasia, Far East (MSCI EAFE) Index since the Fund's inception on September 20, 1991. The MSCI EAFE index includes approximately 1,000 companies representing the stock markets of 20 countries including Germany, France, Australia, New Zealand, and Japan.

Keep in mind that an unmanaged market index has inherent performance differentials in comparison with any fund. An index does not pay management fees to cover salaries of security analysts or portfolio managers, or pay commissions or market spreads to buy and sell securities. Unlike an index, mutual funds are never 100% invested because they need to have cash on hand to redeem shares. In addition, the performance shown for the Fund includes the maximum initial sales charge, all Fund expenses and account fees. The index's performance would have been lower if the Fund's costs had been applied to it. Please remember that an index is simply a measure of performance, and one cannot invest in it directly.

GRAPHIC MATERIAL 6 OMITTED - SEE APPENDIX AT END OF DOCUMENT

Templeton Foreign Smaller Companies Fund - Class I

  Periods ended 10/31/97
                                      Since
                                    Inception
                        One-Year  Three-Year  Five-Year (9/20/91)
  Cumulative
  Total Return1           14.25%     37.74%    101.04%   105.20%
  Average Annual
  Total Return2            7.65%      9.09%     13.63%    11.39%
  Value of $10,000

  Investment3            $10,765    $12,982    $18,948   $19,340

                  10/31/93  10/31/94 10/31/95  10/31/96 10/31/97
  One-Year
  Total Return4     27.40%   14.56%     1.75%    18.49%   14.25%

1. Cumulative total return represents the change in value of an investment over the indicated periods and does not include the sales charge.

2. Average annual total return represents the average annual change in value of an investment over the indicated periods and includes the maximum 5.75% initial sales charge.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the indicated periods and include the maximum 5.75% initial sales charge.

4. One-year total return represents the change in value of an investment over the indicated periods ended on the specified dates and does not include the sales charge.

Note: Total returns have been restated to reflect the current maximum initial sales charge: 5.75%. Prior to January 1, 1997, Fund shares were offered at a lower initial sales charge. Thus, actual returns would have been higher. All calculations assume reinvestment of dividends and capital gains at net asset value. Past expense waivers by the Fund's manager increased the Fund's total returns. Without these waivers, the Funds total returns would have been lower. Investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with the relatively small size and lesser liquidity of these markets. You may have a gain or loss when you sell your shares.

The Fund's manager has agreed in advance to waive a portion of the management fees and to make certain payments to reduce expenses, which increases yield and total return to shareholders. The fee waiver may be discontinued at any time upon notice to the Fund's Board.


Advisor Class

The Templeton Foreign Smaller Companies Fund - Advisor Class produced a cumulative total return of +8.43% for the period from January 2, 1997
(commencement of sales), through October 31, 1997. Cumulative total return measures the change in value of an investment assuming reinvestment of dividends and capital gains.

The Fund's Advisor Class share price increased $1.09, from $14.00 on January 2, 1997 to $15.09 on October 31, 1997. During the reporting period, shareholders received per-share distributions of 8.98 cents ($0.0898) in income dividends. Distributions will vary depending on in-come earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.

The graph on page 26 compares the performance of the Templeton Foreign Smaller Companies Fund - Advisor Class with the performance of the Morgan Stanley Capital International(R) Europe, Australasia, Far East (MSCI EAFE) Index since the Fund's inception on September 20, 1991. For periods prior to January 2, 1997, the Fund performance is that of the Fund's Class I shares, excluding the initial sales charge, but including Class I expenses. The MSCI EAFE Index includes approximately 1,000 companies representing the stock markets of 20 countries including Germany, France, Australia, New Zealand, and Japan.

Keep in mind that an unmanaged market index has inherent performance differentials in comparison with any fund. An index doesn't pay management fees to cover salaries of security analysts or portfolio managers, or pay commissions or market spreads to buy and sell securities. Unlike an index, mutual funds are never 100% invested because they need to have cash on hand to redeem shares. In addition, the performance shown for the Fund includes all Fund expenses and account fees. The index's performance would have been lower if the Fund's costs had been applied to it. Please remember that an index is simply a measure of performance, and one cannot invest in it directly.

GRAPHIC MATERIAL 7 OMITTED - SEE APPENDIX AT END OF DOCUMENT


  Templeton Foreign Smaller Companies Fund - Advisor Class
  Periods ended 10/31/97
                                      Since
                                    Inception
                                   of the Fund
                       One-Year* Three-Year*Five-Year* (9/20/91)*
  Cumulative
  Total Return1         14.55%      38.11%   101.56%     105.73%
  Average Annual
  Total Return1         14.55%      11.36%    15.05%      12.53%
  Value of $10,000

  Investment2          $11,455     $13,811   $20,156     $20,573

                 10/31/93*  10/31/94* 10/31/95*10/31/96* 10/31/97*
One-Year Total
  Return3          27.40%    14.56%    1.75%   18.49%   14.55%

*On January 2, 1997, the Fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or Rule 12b-1 plans. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect the Fund's Class I performance, excluding the effect of the Class I maximum initial sales charge, but including the effect of Class I expenses including Rule 12b-1 fees; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance including the deduction of all fees and expenses applicable only to that class. Since January 2, 1997 (commencement of sales), the cumulative total return of Advisor Class shares was 8.43%.
1. Cumulative total return represents the change in value of an investment over the periods indicated. Average annual total return represents the average annual change in value of an investment over the periods indicated.
2. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
3. One-year total return represents the change in value of an investment over the one-year periods ended on the specified dates.
All calculations assume reinvestment of dividends and capital gains at net asset value. Past expense waivers by the Fund's manager increased the Fund's total returns. Without these waivers, the Fund's total return would have been lower. Investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with the relatively small size and lesser liquidity of these markets. You may have a gain or loss when you sell your shares.
The Fund's manager has agreed in advance to waive a portion of its management fees and to make certain payments to reduce expenses, which increases yield and total return to shareholders. The fee waiver may be discontinued at any time upon notice to the Fund's Board.


Past performance is not predictive of future results.

FRANKLIN TEMPLETON INTERNATIONAL TRUST
Financial Highlights

Templeton Pacific Growth Fund


                                                                               Class I
                                                            --------------------------------------------------
                                                                       Year Ended October 31,
                                                            --------------------------------------------------
                                                               1997       1996      1995     1994      1993
                                                            --------------------------------------------------
Per Share Operating Performance
(for a share outstanding throughout the year)
Net asset value, beginning of year                          $ 14.50    $ 14.11   $ 15.40   $ 14.44   $ 10.90
Income from investment operations:
 Net investment income                                          .14        .12       .15       .21       .19
 Net realized and unrealized gain(loss)                       (3.65)      1.41     (1.01)     1.01      3.83
                                                            --------------------------------------------------
Total from investment operations                              (3.51)      1.53     (0.86)     1.22      4.02
                                                            --------------------------------------------------
Less distributions:
 Dividends from net investment income                          (.11)      (.21)     (.16)     (.20)     (.19)
 Distributions from net realized gains                        --          (.93)     (.27)     (.06)     (.28)
                                                            --------------------------------------------------
Total distributions                                            (.11)     (1.14)     (.43)     (.26)     (.48)
                                                            --------------------------------------------------
Net asset value, end of year                                $ 10.88    $ 14.50   $ 14.11   $ 15.40   $ 14.44
                                                            ==================================================
Total Return+                                                (24.42%)    11.27%    (5.54%)    8.46%    38.46%
Ratios/Supplemental Data
Net assets, end of year (000's)                               $40,958   $59,740   $50,247   $58,241   $22,619
Ratio to average net assets:
 Expenses                                                      1.63%      1.52%     1.72%     1.22%      .50%
 Expenses excluding waiver and payment by affiliates           1.63%      1.52%     1.72%     1.72%     2.31%
 Net investment income                                          .97%      1.06%     1.04%     1.54%     2.03%
Portfolio turnover rate                                       24.79%     13.48%    36.21%     9.16%    47.52%
Average commission rate paid*                                 $ .0061    $ .0092        --        --        --

+Total return does not reflect sales commissions and is not annualized.
*Relates to purchases and sales of equity  securities.  Prior to fiscal year end
1996, disclosure of average commission rate was not required.


                                                                                                      Class II
                                                                                                   -------------
                                                                                                       1997++
                                                                                                   -------------
Per Share Operating Performance
(for a share outstanding throughout the year)
Net asset value, beginning of year $15.10 Income from investment operations:
 Net investment income                                                                                  .05
 Net realized and unrealized loss                                                                     (4.31)
                                                                                                   -------------
Total from investment operations                                                                      (4.26)
                                                                                                   -------------
 Less distributions:
 Dividends from net investment income                                                                  (.03)
                                                                                                   -------------
Total distributions                                                                                    (.03)
                                                                                                   -------------
Net asset value, end of year                                                                         $10.81
                                                                                                   =============
Total Return+                                                                                        (28.28%)
Ratios/Supplemental Data
Net assets, end of year (000's)                                                                       $2,307
Ratio to average net assets:
 Expenses                                                                                              2.48%**
 Net investment income                                                                                  .93%**
Portfolio turnover rate                                                                               24.79%
Average commission rate paid*                                                                         $0.0061

+Total  return does not reflect sales  commissions  or the  contingent  deferred sales charge and is not annualized.  ++For the period January 2, 1997 (effective date) to October 31, 1997.
*Relates to purchases and sales of equity securities.
**Annualized
                                                                                                   Advisor Class
                                                                                                   -------------
                                                                                                       1997++
                                                                                                   -------------
Per Share Operating Performance
(for a share outstanding throughout the year)
Net asset value, beginning of year $15.10 Income from investment operations:
 Net investment income                                                                                  .12
 Net realized and unrealized loss                                                                     (4.30)
                                                                                                   -------------
Total from investment operations                                                                      (4.18)
                                                                                                   -------------
 Less distributions:
 Dividends from net investment income                                                                  (.04)
                                                                                                   -------------
Total distributions                                                                                    (.04)
                                                                                                   -------------
Net asset value, end of year                                                                         $10.88
                                                                                                   =============
Total Return+                                                                                        (27.74%)
Ratios/Supplemental Data
Net assets, end of year (000's)                                                                   $1,357
Ratio to average net assets:
 Expenses                                                                                                1.48%**
 Net investment income                                                                                   1.55%**
Portfolio turnover rate                                                                               24.79%
Average commission rate paid                                                                          $0.0061


+Total return is not annualized.
++For the period January 2, 1997 (effective date) to October 31, 1997. *Relates to purchases and sales of equity securities.
**Annualized




See notes to financial statements.

FRANKLIN TEMPLETON INTERNATIONAL TRUST
Statement of Investments, October 31, 1997




                                                                                      SHARES/
 Templeton Pacific Growth Fund                                            COUNTRY    WARRANTS      VALUE
 Common Stocks & Warrants 85.5%
 Appliances & Household Durables 1.4%

 Sony Corp.                                                                Japan        7,400   $ 614,258
                                                                                            -------------
 Banking 9.3%
 Bangkok Bank Public Co. Ltd., fgn.                                      Thailand     111,400     381,320
 Development Bank of Singapore Ltd., fgn.                                Singapore    100,000     933,333
 HSBC Holdings Plc.                                                      Hong Kong     39,840     901,766
 Industrial Finance Corp. of Thailand, fgn.                              Thailand     320,833     266,707
 Krung Thai Bank                                                         Thailand     482,600     162,243
*Philippine National Bank                                               Philippines   124,382     289,464
 PT Bank Bali, fgn.                                                      Indonesia    494,000     239,806
 PT Bank Pan Indonesia TBK                                               Indonesia  1,138,500     260,544
 Singapore Finance Ltd., fgn.                                            Singapore    275,000     256,667
 Thai Farmers Bank Public Co. Ltd.                                       Thailand      37,140      73,100
 Thai Farmers Bank Public Co. Ltd., fgn.                                 Thailand     143,060     384,758
*Thai Farmers Bank Public Co. Ltd., fgn., wts.                           Thailand      11,357       3,957
                                                                                            -------------
                                                                                                4,153,665
                                                                                            -------------
 Broadcasting & Publishing 0.7%
 South China Morning Post Ltd.                                           Hong Kong    368,000     318,903
                                                                                            -------------
 Building Materials & Components 1.1%
 Gujarat Ambuja Cements Ltd., GDR                                          India       41,300     354,148
 Hi Cement Corp.                                                        Philippines 1,283,000     115,814
                                                                                            -------------
                                                                                                  469,962
                                                                                            -------------
 Chemicals 3.1%
 Fauji Fertilizer Co. Ltd.                                               Pakistan     267,100     594,823
 Shanghai Petrochemical Co. Ltd., H                                        China    2,899,000     778,041
                                                                                            -------------
                                                                                                1,372,864
                                                                                            -------------
 Construction & Housing 3.5%
 City Developments Ltd., fgn.                                            Singapore    140,200     587,505
 Daito Trust Construction Co. Ltd.                                         Japan       61,500     546,780
 Road King Infrastructure Ltd.                                           Hong Kong    679,000     439,113
                                                                                            -------------
                                                                                                1,573,398
                                                                                            -------------
Electrical & Electronics 4.8%
 Dongfang Electrical Machinery Co. Ltd., H                                 China    1,784,000     403,803
*Gold Peak Industries (Holdings) Ltd., wts.                              Hong Kong    140,000      11,951
 Great Wall Electronic International Ltd.                                Hong Kong  2,430,000     188,579
 Hitachi Ltd.                                                              Japan       90,200     693,270
 Matsushita Electric Industrial Co. Ltd.                                   Japan       49,000     822,435
                                                                                            -------------

                                                                                                2,120,038
                                                                                            -------------
Electronic Components & Instruments 0.3%
 Solid Group Inc .                                                      Philippines 2,322,000     142,792
                                                                                            -------------
 Energy Sources 1.2%
*Hub Power Co. Ltd., GDR, reg.S                                          Pakistan      16,000     518,000
                                                                                            -------------
 Financial Services 2.4%
 Commerce Asset-Holding Bhd, fgn.                                        Malaysia     283,200   $ 220,885
*Commerce Asset-Holding Bhd, fgn., wts.                                  Malaysia      29,500       4,948
 Industrial Credit & Inv. Corp. of India, GDR, 144A                        India       48,600     716,850
 Public Finance Bhd., fgn.                                               Malaysia     255,000     125,454
                                                                                            -------------
                                                                                                1,068,137
                                                                                            -------------
 Food & Household Products 0.9%
 Chareon Pokphand Feedmill Public Co. Ltd., fgn.                         Thailand     151,500     388,936
                                                                                            -------------
 Forest Products & Paper 3.2%
*Asia Pacific Resources International Hldgs. Ltd., A                     Indonesia     93,275     367,270
 Carter Holt Harvey Ltd.                                                New Zealand   400,900     698,937
 Fletcher Challenge Paper Ltd.                                          New Zealand    43,100      70,848
*P T Tjiwi Kimia TBK, wts.                                               Indonesia     56,765       5,118
 PT Barito Pacific Timber, fgn.                                          Indonesia    200,000     116,505
 PT Pabrik Kertas Tjiwi Kimia, fgn.                                      Indonesia    408,709     150,219
                                                                                            -------------
                                                                                                1,408,897
                                                                                            -------------
 Insurance 3.2%
 GIO Australia Holdings Ltd.                                             Australia    277,869     711,297
 National Mutual Asia Ltd.                                               Hong Kong    800,000     724,310
                                                                                            -------------
                                                                                                1,435,607
                                                                                            -------------
 Leisure & Tourism 1.8%
 Grand Hotel Holdings Ltd.                                               Hong Kong    508,000     182,332
 Toei Co. Ltd.                                                             Japan      128,000     606,232
                                                                                            -------------
                                                                                                  788,564
                                                                                            -------------
 Machinery & Engineering 2.0%
 Tata Engineering & Locomotive Co., GDR                                    India       53,400     570,045
 Van Der Horst Ltd.                                                      Singapore    391,000     342,590
                                                                                            -------------
                                                                                                  912,635
                                                                                            -------------
 Merchandising 2.9%
 Coles Myer Ltd., A                                                      Australia    187,000     899,513
 Matsuzakaya Co. Ltd.                                                      Japan       94,500     416,161
                                                                                            -------------
                                                                                                1,315,674
                                                                                            -------------
 Metals & Mining 2.4%
 Nittetsu Mining Co. Ltd.                                                  Japan      105,000     588,035
 Pohang Iron & Steel Co. Ltd.                                          South Korea     11,100     493,858
                                                                                            -------------
                                                                                                1,081,893
                                                                                            -------------
 Misc Materials & Commodities 1.3%
 Golden Hope Plantations Bhd., fgn.                                      Malaysia     451,000     589,879
                                                                                            -------------
 Multi-Industry 9.5%
 Cheung Kong Holdings Ltd.                                               Hong Kong    170,300   1,183,939
 Hicom Holdings BHD                                                      Malaysia     295,000     250,442
 Hutchison Whampoa Ltd.                                                  Hong Kong     83,000     574,339
 Jardine Matheson Holdings Ltd. (Singapore)                              Hong Kong    137,924     882,714
 Multi-Industry (cont.)
 Sime Darby Bhd., fgn.                                                   Malaysia     327,600   $ 471,720
 Swire Pacific Ltd., A                                                   Hong Kong     62,500     333,861
 Wheelock and Co. Ltd.                                                   Hong Kong    490,000     557,718
                                                                                            -------------
                                                                                                4,254,733
                                                                                            -------------
 Real Estate 8.9%
 Asean Resources Holdings Ltd.                                           Hong Kong  1,900,381     366,238
*Filinvest Land Inc.                                                    Philippines   930,000      83,949
 Hon Kwok Land Investment Co. Ltd.                                       Hong Kong  1,708,364     366,796
 Lai Sun Development Co. Ltd.                                            Hong Kong    317,000     131,204
 New World Development Co. Ltd.                                          Hong Kong    285,664   1,004,987
 Parkway Holdings Ltd., fgn.                                             Singapore    340,000     859,175
 Sun Hung Kai Properties Ltd.                                            Hong Kong    160,000   1,179,590
                                                                                            -------------
                                                                                                3,991,939
                                                                                            -------------
 Recreation & Other Consumer Goods 0.6%
 Nintendo Co. Ltd.                                                         Japan        3,000     259,244
                                                                                            -------------
 Telecommunications 4.5%
 Hong Kong Telecommunications Ltd.                                       Hong Kong    625,869   1,198,068
 Pakistan Telecommunications Corp., A                                    Pakistan     940,000     791,415
                                                                                            -------------
                                                                                                1,989,483
                                                                                            -------------
 Textiles & Apparel 2.8%
 Nisshinbo Industries Inc.                                                 Japan      120,000     792,688
 PT Indorama Synthetics, fgn.                                            Indonesia    733,862     442,760
 PT Panasia Indosyntec, fgn.                                             Indonesia    315,000      24,029
                                                                                            -------------
                                                                                                1,259,477
                                                                                            -------------
 Transportation 10.6%
 Cathay Pacific Airways Ltd.                                             Hong Kong    630,000     664,101
 East Japan Railway Co.                                                    Japan          200     972,165
 Great Eastern Shipping Co. Ltd., GDR                                      India       24,100     180,750
 Guangshen Railway Co. Ltd., ADR                                           China       31,400     459,225
 GZI Transport Ltd., 144A                                                  China      174,000      56,262
 GZI Transport Ltd.                                                        China      550,000     177,844
*GZI Transport Ltd., wts. 144A                                             China       34,800         945
 Hitachi Zosen Corp.                                                       Japan       88,000     193,768
 Hong Kong Ferry Holdings Co. Ltd.                                       Hong Kong    290,000     397,594
 Malaysian International Shipping Corp. Bhd., fgn.                       Malaysia     317,333     533,093
 Mayne Nickless Ltd., A                                                  Australia    102,400     468,083
 Qantas Airways Ltd., ADR, 144A                                          Australia     35,800     639,030
                                                                                            -------------
                                                                                                4,742,860
                                                                                            -------------
 Utilities Electrical & Gas 1.8%
 China Light & Power Co. Ltd.                                            Hong Kong     69,000     363,228
 Shandong Huaneng Power Development Co. Ltd., ADR                          China       59,500     442,531
                                                                                            -------------
                                                                                                  805,759
                                                                                            -------------
Wholesale & International Trade 1.3%
 Brierley Investments Ltd.                                              New Zealand   746,000   $ 575,976
                                                                                            -------------
 Total Common Stocks & Warrants (Cost $48,440,185)                                             38,153,573
                                                                                            -------------

                                                                                     PRINCIPAL
                                                                                     AMOUNT**
 Convertible Bonds 0.1%
 MDX Public Co. Ltd., 4.75%, conv., 9/17/03 (Cost $221,564)              Thailand     192,000      37,440
 Short Term Investments 0.9%
                                                                                            -------------
 U.S. Treasury Bills, 5.30% to 5.16%,
 with maturities to 1/22/98 (Cost $409,719)                          United States    412,000     409,911
                                                                                            -------------
 Total Investments before Repurchase Agreements (Cost $49,071,468)                             38,600,924
                                                                                            -------------
 Repurchase Agreement 4.2%
 HSBC Securities, Inc., 5.66%, 11/3/97
 (Maturity Value $1,871,822) (Cost $1,871,000)
  Collateralized by U.S. Treasury Notes                              United States  1,871,000   1,871,000
                                                                                            -------------
 Total Investments (Cost $50,942,468) 90.7%                                                    40,471,924
 Other Assets, less Liabilities 9.3%                                                            4,149,326
                                                                                            -------------
 Total Net Assets 100.0%                                                                      $44,621,250
                                                                                            =============

*Non-income producing
**Securities traded in U.S. Dollars.

FRANKLIN TEMPLETON INTERNATIONAL TRUST
Financial Highlights

Templeton Foreign Smaller Companies Fund





                                                                               Class I
                                                           -------------------------------------------------
                                                                       Year Ended October 31,
                                                           -------------------------------------------------
                                                            1997       1996      1995     1994      1993
                                                           -------------------------------------------------
Per Share Operating Performance
(for a share outstanding throughout the year)
Net asset value, beginning of year                         $  14.18    $ 13.23   $ 13.83   $ 12.28   $ 10.02
Income from investment operations:
 Net investment income                                          .27        .35       .25       .23       .42
 Net realized and unrealized gain(loss)                        1.64       1.88      (.08)     1.54      2.25
                                                           -------------------------------------------------
Total from investment operations                               1.91       2.23      0.17      1.77      2.67
                                                           -------------------------------------------------
Less distributions:
 Dividends from net investment income                          (.32)      (.25)     (.19)     (.22)     (.41)
 Distributions from net realized gains                         (.71)     (1.03)     (.59)       --        --
                                                           -------------------------------------------------
Total distributions                                           (1.03)     (1.28)     (.78)     (.22)     (.41)
                                                           -------------------------------------------------
Net asset value, end of year                               $  15.06    $ 14.18   $ 13.23   $ 13.83   $ 12.28
                                                           =================================================
Total Return+                                                 14.25%     18.49%     1.75%    14.56%    27.40%
Ratios/Supplemental Data
Net assets, end of year (000's)                            $121,619    $67,967   $50,947   $57,854   $19,217
Ratio to average net assets:
 Expenses                                                      1.48%      1.53%     1.63%     1.22%      .50%
 Expenses excluding waiver and payment by affiliates           1.58%      1.53%     1.63%     1.76%     2.27%
 Net investment income                                         2.01%      2.50%     1.86%     1.99%     4.22%
Portfolio turnover rate                                       33.62%     40.46%     9.12%    21.80%    52.99%
Average commission rate paid*                                $  .0029    $ .0026     --        --        --

+Total return does not reflect sales commissions and is not annualized.
*Relates to purchases and sales of equity  securities.  Prior to fiscal year end
1996, disclosure of average commission rate was not required.

                                                                                                  Advisor Class
                                                                                                      1997++
Per Share Operating Performance
(for a share outstanding throughout the year)
Net asset value, beginning of year $14.00 Income from investment operations:
 Net investment income                                                                                  .20
 Net realized and unrealized gain                                                                       .98
                                                                                                   -------------
Total from investment operations                                                                       1.18
                                                                                                   -------------
 Less distributions:
 Dividends from net investment income                                                                  (.09)
                                                                                                   -------------
Total distributions                                                                                    (.09)
                                                                                                   -------------
Net asset value, end of year                                                                         $15.09
                                                                                                   =============
Total Return+                                                                                          8.43%
Ratios/Supplemental Data
Net assets, end of year (000's)                                                                       $3,726
Ratio to average net assets:
 Expenses                                                                                              1.24%**
 Expenses excluding waiver and payment by affiliates                                                   1.36%**
 Net investment income                                                                                 2.66%**
Portfolio turnover rate                                                                               33.62%
Average commission rate paid*                                                                          $.0029

+Total return is not annualized.
++For the period January 2, 1997 (effective date) to October 31, 1997.
*Relates to purchases and sales of equity securities.
**Annualized





FRANKLIN TEMPLETON INTERNATIONAL TRUST
Statement of Investments, October 31, 1997




 Templeton Foreign Smaller Companies Fund                              COUNTRY       SHARES        VALUE

 Aerospace & Military tech 0.3%

 Hong Kong Aircraft Engineering Co. Ltd.                              Hong Kong      137,100    $ 352,880
 Appliances & Household Durables 0.9%
 Email Ltd.                                                           Australia      183,625      488,127
 Fisher & Paykel Ltd.                                                New Zealand      32,337      102,687
 Guangdong Kelon Electrical Hldgs Ltd., H, 144A                         China        440,000      557,718
                                                                                               -------------
                                                                                                1,148,532
                                                                                               -------------
 Automobiles 1.1%
 Bilia AB                                                              Sweden         67,000    1,046,609
 Volvo AB, B                                                           Sweden         13,900      363,743
                                                                                               -------------
                                                                                                1,410,352
                                                                                               -------------
 Banking 5.7%
 Banco de Andalucia SA                                                  Spain          2,500      395,271
 Banco de Valencia SA                                                   Spain         11,066      222,507
 Banco Pastor SA                                                        Spain         11,500      857,737
 BPI Socieda de Gestora de Participacoes Socias SA                    Portugal        12,012      270,159
 Commercial International Bank LTD, GDR, 144A                           Egypt         49,100    1,061,788
 Ergo Bank SA                                                          Greece          9,472      564,766
 Korea Long Term Credit Bank                                         South Korea      42,336      340,444
 PT Bank Bali, fgn.                                                   Indonesia      369,000      179,126
 Singapore Finance Ltd., fgn.                                         Singapore      465,000      434,000
 Svenska Handelsbanken, A                                              Sweden         22,650      716,705
*Unibanco Uniao de Bancos Brasileiros SA, GDR                          Brazil         27,500      749,375
 Union Bank of Norway, Primary Capital Cert.                           Norway         38,700    1,345,021
                                                                                            -------------
                                                                                                7,136,899
                                                                                            -------------
 Beverages & Tobacco 1.0%
 Sinocan Holdings Ltd.                                                Hong Kong    3,425,000    1,207,156
                                                                                            -------------
 Broadcasting & Publishing 4.5%
*Apt Sattellite Holdings Ltd., ADR                                    Hong Kong       78,000    1,218,750
 Cordiant Plc.                                                     United Kingdom    469,200      983,994
 GTC Transcontinental Group Ltd., B                                    Canada        200,000    1,724,199
 Marieberg Tidnings AB, A                                              Sweden         44,100    1,177,586
 NV Holdingsmij de Telegraaf                                         Netherlands      23,520      484,574
 Sing Tao Holdings Ltd.                                               Hong Kong          200           65
                                                                                            -------------
                                                                                                5,589,168
                                                                                            -------------
 Building Materials & Components 4.6%
 Anglian Group Plc.                                                United Kingdom     91,700      376,160
 Cementos Diamante SA, ADR, 144A                                      Colombia        50,714      675,150
 Gujarat Ambuja Cements Ltd., GDR                                       India        143,750    1,232,656
 Pioneer International Ltd.                                           Australia      241,300      638,050
 Sarna Kunststoff Holding AG                                         Switzerland         330      402,885
 Schuttersveld NV                                                    Netherlands      41,482      961,468
 Siam City Cement Public Co. Ltd., fgn.                               Thailand       130,200      187,819
 Suez Cement Co., GDR, 144A                                             Egypt         54,000    1,116,990
 Uralita SA                                                             Spain         16,606      176,368
                                                                                            -------------
                                                                                                5,767,546
                                                                                            -------------
 Business & Public Services 4.1%
 Adecco SA                                                           Switzerland       1,855    $ 602,013
 Esselte AB, B                                                         Sweden         13,100      285,092
*ISS International Service System AS, B                                Denmark        30,700      931,424
 Kardex AG, br.                                                      Switzerland       5,110    1,541,409
 Lex Service Plc.                                                  United Kingdom    208,000    1,465,673
 Scribona AB, B                                                        Sweden         19,500      257,747
                                                                                            -------------
                                                                                                5,083,358
                                                                                            -------------
 Chemicals 2.4%
 Akzo Nobel NV                                                       Netherlands       2,380      419,365
 DSM NV                                                              Netherlands       2,900      261,844
 Energia e Industrias Aragonesas Eia SA                                 Spain        129,000      838,008
 Sentrachem Ltd.                                                    South Africa     640,000    1,502,753
                                                                                            -------------
                                                                                                3,021,970
                                                                                            -------------
 Construction & Housing 2.6%
 Dragados y Construcciones SA                                           Spain         25,600      519,145
 Hollandsche Beton Groep NV                                          Netherlands      38,000      761,370
 Kumagai Gumi Hong Kong Ltd.                                          Hong Kong      393,000      360,900
 Sirti SpA                                                              Italy         63,700      378,738
*Sociedade Construcoes Soares da Costa SA                             Portugal       135,800    1,042,536
 Wai Kee Holdings Ltd.                                                Hong Kong      971,361      168,353
                                                                                            -------------
                                                                                                3,231,042
                                                                                            -------------
 Electrical & Electronics 2.1%
 Philips Electronics NV                                              Netherlands      13,200    1,033,428
 Tadiran Ltd., ADR                                                     Israel         34,000    1,283,500
 Techtronic Industries Co. Ltd.                                       Hong Kong    1,978,000      363,288
                                                                                            -------------
                                                                                                2,680,216
                                                                                            -------------
 Electronic Components & Instruments 1.0%
 Swisslog Holding AG                                                 Switzerland       5,500      428,016
 VTech Holdings Ltd.                                                  Hong Kong      429,000      837,858
                                                                                            -------------
                                                                                                1,265,874
                                                                                            -------------
 Energy Sources 0.4%
 Societe Elf Aquitane SA                                               France          3,738      462,694
                                                                                            -------------
 Financial Services 0.8%
 London Pacific Group Ltd.                                         United Kingdom    154,800      541,504
 Peregrine Investments Holdings Ltd.                                  Hong Kong      500,000      491,496
                                                                                            -------------
                                                                                                1,033,000
                                                                                            -------------
 Food & Household Products 7.8%
 Albert Fisher Group Plc.                                          United Kingdom    693,111      433,165
 C P Pokphand Co. Ltd.                                                Hong Kong    2,608,100      624,068
 Hazlewood Foods Plc.                                              United Kingdom    832,000    1,898,396
 Hillsdown Holdings Plc.                                           United Kingdom    338,900      960,910
 McBride Plc.                                                      United Kingdom    314,100      906,403
 Melco International Development Ltd.                                 Hong Kong    1,462,250      434,996
 Food & Household Products (cont.)
 National Foods Ltd.                                                  Australia      827,471  $ 1,192,933
 Oshawa Group Ltd. (The)                                               Canada        109,850    1,894,033
 Perkins Foods Plc.                                                United Kingdom    911,500    1,468,089
                                                                                            -------------
                                                                                                9,812,993
                                                                                            -------------
 Forest Products & Paper 2.3%
 Cartiere Burgo SpA                                                     Italy         58,788      352,728
 Enso OY, R                                                            Finland        49,700      471,709
 Fletcher Challenge Ltd. Forestry Division                           New Zealand     329,000      317,520
 Primex Forest Products Ltd.                                           Canada        225,000    1,117,536
 Stora Kopparbergs Bergslags AB, B                                     Sweden         44,500      611,957
                                                                                            -------------
                                                                                                2,871,450
                                                                                            -------------
 Health & Personal Care 0.9%
 Nycomed ASA, B                                                        Norway         43,132    1,075,611
                                                                                            -------------
 Industrial Components 5.8%
*Granges AB                                                            Sweden         47,656      779,431
 Lucas Varity Plc.                                                 United Kingdom    310,000    1,057,102
 Meggitt Plc.                                                      United Kingdom    184,049      453,915
 Otra NV                                                             Netherlands      84,000    1,341,231
 Sylea SA                                                              France         13,540    1,197,140
 Weir Group Plc.                                                   United Kingdom    414,100    1,920,989
 Yamato Kogyo Co. Ltd.                                                  Japan         66,000      520,980
                                                                                            -------------
                                                                                                7,270,788
                                                                                            -------------
 Insurance 2.0%
 ACE Ltd.                                                              Bermuda         8,800      817,850
 Baloise-Holding                                                     Switzerland         360      647,699
 GIO Australia Holdings Ltd.                                          Australia       89,237      228,431
 Ing Groep NV                                                        Netherlands       8,469      355,510
 London Insurance Group Inc.                                           Canada         18,200      438,422
                                                                                            -------------
                                                                                                2,487,912
                                                                                            -------------
 Leisure & Tourism 0.9%
 Kuoni Reisen Holding AG, B                                          Switzerland         200      756,791
 Tourism Holdings Ltd.                                               New Zealand     297,000      332,868
                                                                                            -------------
                                                                                                1,089,659
                                                                                            -------------
 Machinery & Engineering 2.5%
 Bucherer AG Luzern, fgn.                                            Switzerland         740      697,919
 China International Marine Containers Inc., B                          China        104,000      102,231
 Heidemij NV                                                         Netherlands      75,300      853,258
 Laird Group Plc.                                                  United Kingdom    205,000    1,463,450
                                                                                            -------------
                                                                                                3,116,858
                                                                                            -------------
 Merchandising 6.9%
 David Jones Ltd.                                                     Australia      144,500      182,915
 De Boer Unigro NV                                                   Netherlands      22,750      761,653
 Det Danske Traelastkompagni AS                                        Denmark         6,800      623,073

 Merchandising (cont.)
 Giordano International Ltd.                                          Hong Kong      433,000    $ 159,613
 Hudsons Bay Co.                                                       Canada         21,500      491,982
 Koninklijke Bijenkorf Beheer NV                                     Netherlands      11,900      750,837
 LI & Fung Ltd.                                                       Hong Kong    1,000,000    1,002,393
 Moebel Walther AG                                                     Germany         7,000      296,438
 Northwest Company Fund                                                Canada         43,400      431,919
 Sa des Galeries Lafayette                                             France          2,868    1,342,452
 Safeway Plc.                                                      United Kingdom     79,848      521,456
 Somerfield Plc.                                                   United Kingdom    260,400      845,369
 Storehouse Plc.                                                   United Kingdom    352,400    1,300,718
                                                                                            -------------
                                                                                                8,710,818
                                                                                            -------------
 Metals & Mining 4.9%
 Arbed SA                                                              Belgium         9,245    1,179,382
 Boehler Uddeholm AG                                                   Austria        11,600      831,816
 Boehler Uddeholm AG, 144A                                             Austria         3,390      243,092
 Companhia Siderurgica Nacional, ADR                                   Brazil          8,500      308,404
 Impala Platinum Holdings Ltd.                                      South Africa      96,200      969,496
 Pechiney SA, A                                                        France         29,591    1,216,832
 Pohang Iron & Steel Co. Ltd.                                        South Korea       4,230      188,200
 PT Tambang Timah (Persero), fgn.                                     Indonesia      709,000      845,687
 Vallourec                                                             France          5,857      384,831
                                                                                            -------------
                                                                                                6,167,740
                                                                                            -------------
 Misc Materials & Commodities 0.6%
 Korea Chemical Co Ltd                                               South Korea      15,800      558,321
 Thai Glass Industries Public Co. Ltd., fgn.                          Thailand       100,800      166,973
                                                                                            -------------
                                                                                                  725,294
                                                                                            -------------
 Multi-Industry 4.8%
*Amer Group Ltd., A                                                    Finland        18,000      375,779
 Inversiones y Representacion SA                                      Argentina      278,000      934,641
 Jardine Matheson Holdings Ltd. (Singapore)                           Hong Kong       31,200      199,680
 Jardine Strategic Holdings Ltd. (Singapore)                          Hong Kong      122,000      390,400
 La Cemento Nacional SA, GDR, 144A                                     Ecuador         2,150      470,850
 La Cemento Nacional SA, GDR                                           Ecuador           200       43,800
 Marine Wendel                                                         France          3,576      411,644
 Murray & Roberts Hldgs. Ltd.                                       South Africa     540,000    1,009,870
 Nagron Nationaal Grondbezit NV                                      Netherlands      30,400      822,045
 Pioneer Industries International Ltd.                                Hong Kong      470,000       97,264
 Saha Union Public Co. Ltd., fgn.                                     Thailand       274,000      200,978
 Wagon Industrial Holdings Plc.                                    United Kingdom    175,000      758,968
 Zehnder Holding AG, br.                                             Switzerland         780      328,562
                                                                                            -------------
                                                                                                6,044,481
                                                                                            -------------
 Telecommunications 0.6%
 Cpt-Telefonica del Peru SA, B                                          Peru         114,000      227,160
*Digital Telecommunications Philippines Inc.                         Philippines   5,006,000      242,886
 Telefonica de Espana SA                                                Spain         12,400      338,407
                                                                                            -------------
                                                                                                  808,453
                                                                                            -------------
 Textiles & Apparel 2.1%
 Daehan Synthetic Fiber Co. Ltd.                                     South Korea       4,280    $ 177,409
 Dawson International Plc.                                         United Kingdom    248,000      297,497
 Gamma Holding NV                                                    Netherlands      16,800      899,923
 Inner Mongolia Erdos Cashmere Products Co. Ltd., B                     China      1,535,000      881,090
 Yizheng Chemical Fibre Co. Ltd., H                                     China      1,225,000      368,379
                                                                                            -------------
                                                                                                2,624,298
                                                                                            -------------
 Transportation 5.9%
 Anangel-American Shipholdings Ltd., ADR                               Greece        118,000    1,357,000
 Helikopter Services Group ASA                                         Norway         61,100      761,845
 Orient Overseas International Ltd.                                   Hong Kong      550,000      337,903
 Osprey Maritime Ltd.                                                 Singapore    1,375,000    1,292,063
 PT Steady Safe, fgn.                                                 Indonesia      599,113      162,036
 Shun Tak Holdings                                                    Hong Kong    1,045,000      354,799
 Singapore Bus Service Ltd.                                           Singapore       47,000      183,524
*Stena Line AB, B                                                      Sweden         56,000      231,779
 Stolt Nielsen SA, ADR                                                 Norway         50,000    1,325,000
 Tranz Rail Holdings Ltd., ADR                                       New Zealand      83,445    1,126,508
 Unitor AS                                                             Norway         17,000      270,445
                                                                                            -------------
                                                                                                7,402,902
                                                                                            -------------
 Utilities Electrical & Gas 1.8%
 Cia Sevillana de Electricidad SA                                       Spain         20,391      181,524
 Electricas Reunidas de Zaragoza                                        Spain         13,300      507,424
 Gas y Electricidad SA                                                  Spain         16,099    1,106,689
 Guangdong Electric Power Development Co Ltd., B, 144A                  China        919,920      518,768
                                                                                            -------------
                                                                                                2,314,405
                                                                                            -------------
 Wholesale & International Trade 1.7%
 Dahl International AB                                                 Sweden         49,420      910,554
 Davids Ltd.                                                          Australia      800,000      360,064
 Eurodis Electron Plc.                                             United Kingdom    200,000      528,488
 Inchcape Bhd., fgn.                                                  Singapore       94,000      296,025
                                                                                            -------------
                                                                                                2,095,131
                                                                                            -------------
 Total Common Stocks (Cost $97,216,603)                                                       104,009,480
                                                                                            -------------
 Preferred Stocks 5.5%
 Ballast Nedam NV, ctf., conv., pfd.                                 Netherlands      23,515    1,199,065
*Bank Austria AG, new, pfd., 144A                                      Austria        24,250    1,107,315
 Bombril SA, pfd.                                                      Brazil    143,465,200    1,208,936
 Cia Brasileira de Petroleo Ipiranga, pfd.                             Brazil      5,380,000       78,081
 Coteminas Cia Tecidos Norte de Minas, pfd.                            Brazil      2,006,000      745,847
 Electrolux Do Brasil SA, pfd.                                         Brazil     83,417,000       96,869
 Moebel Walther AG, pfd.                                               Germany        16,000      649,727
 News Corp. Ltd., pfd.                                                Australia      151,486      672,220
 Weg SA, pfd.                                                          Brazil      1,755,900    1,194,544
                                                                                            -------------
 Total Preferred Stocks (Cost $6,943,177)                                                       6,952,604
                                                                                            -------------
 Amer Group Ltd., 6.25%, conv., 6/15/03 (Cost $246,250)                Finland       250,000    $ 257,500
                                                                                            -------------
 Total Investments before Repurchase Agreements (Cost $104,406,030)                           111,219,584
                                                                                            -------------
 Repurchase Agreements 10.9%
  Aubrey G. Lanston & Co., 5.66%, 11/03/97 (Maturity Value $4,444,095)
  Collateralized by U.S. Treasury Notes                             United States  4,442,000    4,442,000
  HSBC Securities Inc., 5.66%, 11/03/97 (Maturity Value $4,512,127)
  Collateralized by U.S. Treasury Notes                             United States  4,510,000    4,510,000
 Morgan Stanley & Co., Inc., 5.66%, 11/03/97 (Maturity Value $4,677,205)
  Collateralized by U.S. Treasury Notes                             United States  4,675,000    4,675,000
                                                                                            -------------
 Total Repurchase Agreements (Cost $13,627,000)                                                13,627,000
                                                                                            -------------
 Total Investments (Cost $118,033,030) 99.6%                                                  124,846,584
 Other Assets, less Liabilities: 0.4%                                                             497,820
                                                                                            -------------
 Total Net Assets: 100.0%                                                                    $125,344,404
                                                                                            =============


*Non-income producing.
**Securities traded in U.S. Dollars.


FRANKLIN TEMPLETON INTERNATIONAL TRUST
Financial Statements


Statements of Assets and Liabilities
October 31, 1997


                                                                                   Templeton    Templeton
                                                                                    Pacific  Foreign Smaller
                                                                                  Growth FundCompanies Fund
                                                                               =============================
Assets:
Investments in securities:
 Cost                                                                            $49,071,468 $104,406,030
                                                                               =============================
 Value                                                                            38,600,924  111,219,584
Repurchase agreements, at value and cost                                           1,871,000   13,627,000
Cash                                                                               1,920,005       12,371
Receivables:
 Beneficial shares sold                                                            2,831,016    1,287,705
 Dividends and interest                                                              161,829      228,191
                                                                               -----------------------------
  Total assets                                                                    45,384,774  126,374,851
                                                                               -----------------------------
Liabilities:
Payables:
 Investment securities purchased                                                     362,803      570,695
 Beneficial shares redeemed                                                          252,552      168,878
 Affiliates                                                                           48,322      192,878
Other liabilities                                                                     99,847       97,996
                                                                               -----------------------------
 Total liabilities                                                                   763,524    1,030,447
                                                                               -----------------------------
  Net assets, at value                                                           $44,621,250 $125,344,404
                                                                               =============================
Net assets consist of:
 Undistributed net investment income                                                $ 46,074  $ 1,365,788
 Net unrealized appreciation (depreciation)                                      (10,470,544)   6,813,554
 Accumulated net realized gain                                                       275,115    5,178,374
 Capital shares                                                                   54,770,605  111,986,688
                                                                               -----------------------------
  Net assets, at value                                                           $44,621,250 $125,344,404
                                                                               =============================
Class I:
 Net assets, at value                                                            $40,958,008 $121,618,800
                                                                               =============================
 Shares outstanding                                                                3,765,681    8,075,535
                                                                               =============================
 Net asset value per share*                                                           $10.88       $15.06
                                                                               =============================
 Maximum offering price per share
  (100 / 95.5% of net asset value per share)                                          $11.39       $15.77
                                                                               =============================

Class II:
 Net assets, at value                                                             $2,306,592
                                                                               ==============
 Shares outstanding                                                                  213,423
                                                                               ==============
 Net asset value per share*                                                           $10.81
                                                                               ==============
 Maximum offering price per share
  (100 / 99.0% of net asset value per share)                                          $10.92
                                                                               ==============
Advisor Class:
 Net assets, at value                                                             $1,356,650   $3,725,604
                                                                               =============================
 Shares outstanding                                                                  124,697      246,892
                                                                               =============================
 Net asset value and offering price per share                                          10.88        15.09
                                                                               =============================
*Redemption  price is equal to net asset  value less any  applicable  contingent deferred sales charge.



FRANKLIN TEMPLETON INTERNATIONAL TRUST
Financial Statements (continued)

Statements of Operations
for the year ended October 31, 1997


                                                                                   Templeton    Templeton
                                                                                    Pacific  Foreign Smaller
                                                                                  Growth FundCompanies Fund
                                                                                ---------------------------
Investment income:
 Dividends*                                                                      $ 1,409,661  $ 2,617,658
 Interest                                                                             86,730      764,918
                                                                                ---------------------------
      Total investment income                                                      1,496,391    3,382,576
                                                                                ---------------------------
Expenses:
 Management fees (Note 3)                                                            571,117      958,913
 Distribution fees (Note 3)
  Class I                                                                             92,093      238,459
  Class II                                                                             6,054            --
 Transfer agent fees (Note 3)                                                        127,500      157,000
 Custodian fees                                                                       33,000       53,500
 Reports to shareholders                                                              48,100       34,500
 Registration and filing fees                                                         46,740       59,575
 Professional fees                                                                    11,300       15,500
 Other                                                                                   470        3,171
                                                                                ---------------------------
      Total expenses                                                                 936,374    1,520,618
      Expenses waived/paid by affiliate(Note3)                                             --      (92,289)
                                                                                ---------------------------
        Net expenses                                                                 936,374    1,428,329
                                                                                ---------------------------
         Net investment income                                                       560,017    1,954,247
                                                                                ---------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments                                                                        310,184    5,443,682
  Foreign currency transactions                                                     (107,284)       1,441
                                                                                ---------------------------
   Net realized gain                                                                 202,900    5,445,123
 Net unrealized appreciation (depreciation) on investments                       (13,054,143)   2,802,188
                                                                                ---------------------------
Net realized and unrealized gain (loss)                                          (12,851,243)   8,247,311
                                                                                ---------------------------
Net increase (decrease) in net assets resulting from operations                 $(12,291,226) $10,201,558
                                                                                ===========================
*Net of foreign  taxes of $105,991 and $311,234 for the Pacific  Growth Fund and
Foreign Smaller Companies Fund, respectively.


See notes to financial statements.



FRANKLIN TEMPLETON INTERNATIONAL TRUST
Financial Statements (continued)

Statements of Changes in Net Assets
for the years ended October 31, 1997 and 1996


                                                           Templeton                      Templeton
                                                            Pacific                    Foreign Smaller
                                                          Growth Fund                  Companies Fund
                                                    -----------------------------------------------------
                                                      1997         1996              1997         1996
                                                    -----------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income                             $ 560,017    $ 663,108       $ 1,954,247  $ 1,490,418
  Net realized gain (loss)
 from investments and foreign
   currency transactions                              202,900      (55,680)        5,445,123    4,922,724
  Net unrealized appreciation (depreciation) on
   investments and translation of assets and
   liabilities denominated in foreign currencies  (13,054,143)   5,378,013         2,802,188    3,514,247
                                                    -----------------------------------------------------
    Net increase in net assets
 resulting from operations                        (12,291,226)   5,985,441        10,201,558    9,927,389
 Distributions to shareholders from:
  Net investment income:
   Class I                                           (436,548)    (809,330)       (1,719,949)    (991,682)
   Class II                                            (1,123)          --                --           --
   Advisor Class                                       (3,363)          --                --           --
  Net realized gains:
   Class I                                                 --   (3,513,636)       (3,465,592)  (4,004,586)
 Capital share transactions (Note 2)
   Class I                                         (6,898,773)   7,830,484        48,596,181   12,088,092
   Class II                                         2,795,305           --                --           --
   Advisor Class                                    1,717,135           --         3,765,571           --
                                                    -----------------------------------------------------
    Net increase (decrease) in net assets         (15,118,593)   9,492,959        57,377,769   17,019,213
Net assets:
 Beginning of year                                 59,739,843   50,246,884        67,966,635   50,947,422
                                                    -----------------------------------------------------
 End of year                                      $44,621,250  $59,739,843      $125,344,404  $67,966,635
                                                    =====================================================
Undistributed net investment income
 included in net assets:
 End of year                                        $ 153,359     $ 34,376       $ 1,134,508    $ 900,210
                                                    =====================================================

FRANKLIN TEMPLETON INTERNATIONAL TRUST
Notes to Financial Statements


1. SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton International Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company, consisting of two Funds. The Funds and their investment policies are:

Templeton Pacific Growth Fund - Seeks to provide long-term growth of capital by investing in equity securities of which at least 65% trade on markets in the Pacific Rim. Templeton Foreign Smaller Companies Fund - Seeks to provide long-term growth of capital by investing in an internationally diversified portfolio of equity securities, of which at least 65% trade on markets in countries other than the United States.

The following summarizes the Fund's significant accounting policies.

a. Security Valuation:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. Foreign Currency Translation:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Funds purchase or sell foreign securities they will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Income Taxes:

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. Security Transactions, Investment Income, Expenses and Distributions:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis.

Interest income and estimated expenses are accrued daily. Bond discount is amortized on an income tax basis. Dividend income and distributions to shareholders are recorded on the ex-divident date. Certain income from foreign securities is recorded as soon as information is available to the Fund.

e. Investment Income, Expenses and Distributions:

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

f. Repurchase Agreements:

The Fund may enter into repurchase agreements, which are accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Funds' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At October 31, 1997, all outstanding repurchase agreements held by the Funds had been entered into on that date.

g. Accounting Estimates:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. SHARES OF BENEFICIAL INTEREST

The Pacific Growth Fund offers three classes of shares: Class I, Class II and Advisor Class shares, and the Foreign Smaller Companies Fund offers two classes of shares: Class I and Advisor Class shares. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At October 31, 1997, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Funds' shares were as follows:

                                                                                           Templeton
                                                            Templeton Pacific           Foreign Smaller
                                                               Growth Fund              Companies Fund
                                                          -----------------------------------------------
Class I                                                    Shares      Amount          Shares    Amount
                                                          -----------------------------------------------
Year ended October 31, 1997
Shares sold                                              5,435,941  $76,600,239     5,719,497 $85,126,909
Shares issued in reinvestment of distributions.             24,706      372,583       327,209   4,482,693
Shares redeemed                                         (5,815,156) (83,871,595)   (2,764,102)(41,013,421)
                                                          -----------------------------------------------
Net increase (decrease)                                   (354,509) $(6,898,773)    3,282,604 $48,596,181
                                                          ===============================================
Year ended October 31, 1996
Shares sold                                              6,244,033 $91,529,496      2,851,402 $38,019,671
Shares issued in reinvestment of distributions.            273,824   3,846,596        362,506   4,445,701
Shares redeemed                                         (5,957,749)(87,545,608)    (2,273,240)(30,377,280)
                                                          -----------------------------------------------
Net increase                                               560,108 $ 7,830,484        940,668 $12,088,092
                                                          ===============================================
Class II+                                                   Shares     Amount
                                                          ----------------------
Year ended October 31, 1997
Shares sold.                                               505,147 $ 6,723,229
Shares issued in reinvestment of distributions.                 69       1,034
Shares redeemed                                           (291,793) (3,928,958)
                                                           --------------------
Net increase                                               213,423 $ 2,795,305
                                                           ====================
Advisor Class+                                              Shares     Amount          Shares     Amount
                                                           ----------------------------------------------
For the period January 2, 1997 through October 31, 1997
Shares sold.                                               126,880 $ 1,745,974        400,189 $ 6,248,096
Shares issued in reinvestment of distributions.                218       3,308            458       6,889
Shares redeemed.                                            (2,401)    (32,147)      (153,755) (2,489,414)
                                                           ----------------------------------------------
Net increase.                                              124,697 $ 1,717,135        246,892 $ 3,765,571
                                                           ==============================================

+Effective date of Class II and Advisor Class shares was January 2, 1997.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Funds' investment manager, principal underwriter and transfer agent, respectively.

The Funds pay an investment management fee to Advisers based on the average daily net assets of each Fund as follows:

       Annualized
        Fee Rate  Average Daily Net Assets
         1.00%    First $100 million
         0.90%    Over $100 million, up to and including $250 million
         0.80%    Over $250 million, up to and including $500 million
         0.75%    Over $500 million

Under a subadvisory agreement, Templeton Investment Counsel, Inc., a wholly-owned subsidiary of Franklin Resources, Inc., provides subadvisory services to the Funds and receives from Advisers fees based on the average daily net assets of the Funds as follows:

       Annualized
        Fee Rate  Average Daily Net Assets
         0.50%    First $100 million
         0.40%    Over $100 million, up to and including $250 million
         0.30%    Over $250 million, up to and including $500 million
         0.25%    Over $500 million

Effective March 1, 1997, Advisers agreed in advance to reduce fees to the extent necessary to limit total expenses of the Templeton Foreign Smaller Companies Fund to an annual rate of 1.45% and 1.20% of the average daily net assets of Class I and Advisor Class shares, respectively, as noted in the Statement of Operations.

The Templeton Pacific Growth Fund reimburses Distributors up to 0.25% and 1.00% per year of the average daily net assets of Class I and Class II, respectively, and the Templeton Foreign Smaller Companies Fund reimburses Distributors up to 0.25% per year of the average daily net assets of Class I, for cost incurred in marketing the Funds' shares.

Distributors received net commissions on sales of Fund shares and paid commissions to other dealers for the year ended October 31, 1997 as follows:

                             Templeton     Templeton
                              Pacific   Foreign Smaller
                            Growth Fund Companies Fund
                         -------------------------------
Total commissions received   $483,600      $1,059,592
Paid to other dealers        $418,316       $ 903,150

4. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended October 31, 1997 were as follows:

                          Templeton         Templeton
                           Pacific       Foreign Smaller
                         Growth Fund      Companies Fund
                         -------------------------------
Purchases                 $13,520,739     $65,346,875
Sales                     $22,655,182     $27,421,760

5. INCOME TAXES

The cost of securities for income tax purposes is the same as that shown in the investment portfolio, except for the Templeton Pacific Growth Fund, whose cost for tax purposes is $51,186,675.

At October 31, 1997, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes are as follows:

                             Templeton     Templeton
                              Pacific   Foreign Smaller
                            Growth Fund Companies Fund
                         ------------------------------
Unrealized appreciation   $   2,418,839    $17,039,136
Unrealized depreciation     (13,133,590)   (10,225,582)
                         ------------------------------
Net unrealized depreciation$(10,714,751)   $ 6,813,554
                         ==============================
Net Investment Income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions.



FRANKLIN TEMPLETON INTERNATIONAL TRUST
Report of Independent Accountants

To the Shareholders and Board of Trustees of Franklin Templeton International Trust:

We have audited the accompanying statement of assets and liabilities of each of the funds comprising of the Franklin Templeton International Trust, including each fund's statement of investments in securities and net assets, as of October 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising the Franklin Templeton International Trust as of October 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

Ft. Lauderdale, Florida
November 26, 1997



FRANKLIN TEMPLETON INTERNATIONAL TRUST
Tax Designation



Templeton Pacific Growth Fund




Under Section 852(b)(3)(C) of the Internal Revenue Code, the Templeton Pacific Growth Fund hereby designates $275,200 as a capital gain dividend for the fiscal year ended October 31, 1997.

Under Section 852(b)(2) of the Internal Revenue Code, the Templeton Pacific Growth Fund hereby designates 2.20% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended October 31, 1997.

At October 31, 1997, more than 50% of the Templeton Pacific Growth Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the fund on these investments.  As in prior  years,  the Fund  intends to make an  election  under
Section 853 of the Internal Revenue Code. This election will allow shareholders to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them.

In January 1998, shareholders will receive Form 1099-DIV, which will include his/her share of taxes withheld and foreign source income distributed during calendar year 1997.

a. The following table provides a breakdown by country of foreign taxes paid and foreign source income to Class I shareholders during the fiscal year ending October 31, 1997:


                                                              December 1996                 June 1997
                                                       ----------------------------------------------------
                                                         Foreign Tax   Foreign      Foreign Tax   Foreign
                                                            Paid    Source Income      Paid    Source Income
                                                          Per Share   Per Share      Per Share   Per Share
                                                       ----------------------------------------------------
Australia                                                  0.0022      0.0141        0.0011      0.0045
China                                                      0.0000      0.0030        0.0000      0.0015
Hong Kong                                                  0.0000      0.0264        0.0000      0.0129
India                                                      0.0001      0.0003        0.0000      0.0009
Indonesia                                                  0.0025      0.0027        0.0006      0.0014
Japan                                                      0.0031      0.0048        0.0007      0.0017
Korea (South)                                              0.0005      0.0007        0.0001      0.0003
Malaysia                                                   0.0025      0.0030        0.0016      0.0024
New Zealand                                                0.0008      0.0013        0.0004      0.0010
Pakistan                                                   0.0015      0.0023        0.0008      0.0020
Philippines                                                0.0002      0.0001        0.0000      0.0000
Singapore                                                  0.0013      0.0012        0.0006      0.0009
Thailand                                                   0.0019      0.0048        0.0004      0.0025
                                                       ---------------------------------------------------
TOTAL                                                     $0.0166     $0.0647       $0.0063     $0.0320
                                                       ===================================================

b. The following table provides a breakdown by country of foreign taxes paid and foreign  source  income to Class II  shareholders  during the fiscal year ending
October 31, 1997:
                                                                                            June 1997
                                                                                -----------------------------
                                                                                    Foreign Tax   Foreign
                                                                                       Paid    Source Income
Country                                                                              Per Share   Per Share
                                                                                -----------------------------
Australia                                                                            0.0011       0.0036
China                                                                                0.0000       0.0012
Hong Kong                                                                            0.0000       0.0103
India                                                                                0.0000       0.0007
Indonesia                                                                            0.0006       0.0011
Japan                                                                                0.0007       0.0014
Korea (South)                                                                        0.0001       0.0002
Malaysia                                                                             0.0016       0.0019
New Zealand                                                                          0.0004       0.0008
Pakistan                                                                             0.0008       0.0016
Singapore                                                                            0.0006       0.0007
Thailand                                                                             0.0004       0.0020
                                                                                -----------------------------
TOTAL                                                                               $0.0063      $0.0255
                                                                                =============================

c. The following table provides a breakdown by country of foreign taxes paid and foreign  source  income to Advisor  Class  shareholders  during the fiscal  year ending October 31, 1997:
                                                                                            June 1997
                                                                                -----------------------------
                                                                                    Foreign Tax   Foreign
                                                                                       Paid    Source Income
Country                                                                              Per Share   Per Share
                                                                                -----------------------------
Australia                                                                            0.0011       0.0055
China                                                                                0.0000       0.0018
Hong Kong                                                                            0.0000       0.0156
India                                                                                0.0000       0.0012
Indonesia                                                                            0.0006       0.0018
Japan                                                                                0.0007       0.0021
Korea (South)                                                                        0.0001       0.0004
Malaysia                                                                             0.0016       0.0028
New Zealand                                                                          0.0004       0.0013
Pakistan                                                                             0.0008       0.0025
Singapore                                                                            0.0006       0.0011
Thailand                                                                             0.0004       0.0029
                                                                                -----------------------------
TOTAL                                                                               $0.0063      $0.0390
                                                                                =============================



Under Section 852(b)(3)(C) of the Internal Revenue Code, the Templeton Foreign Smaller Companies Fund hereby designates $2,362,000 as a capital gain dividend for the fiscal year ended October 31, 1997.

At October 31, 1997, more than 50% of the Templeton Foreign Smaller Companies Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the fund on these investments. As in prior years, the Fund intends to make an election under
Section 853 of the Internal Revenue Code. This election will allow shareholders to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them.

In January 1998, shareholders will receive Form 1099-DIV, which will include his/her share of taxes withheld and foreign source income distributed during calendar year 1997.

a. The following table provides a breakdown by country of foreign taxes paid and foreign source income to Class I shareholders during the fiscal year ending October 31, 1997:

                                                              December 1996                 June 1997
                                                         ----------------------------------------------------
                                                         Foreign Tax   Foreign      Foreign Tax   Foreign
                                                            Paid    Source Income      Paid    Source Income
Country                                                   Per Share   Per Share      Per Share   Per Share
                                                         ----------------------------------------------------
Argentina                                                  0.0000      0.0030         0.0000     0.0003
Australia                                                  0.0008      0.0124         0.0001     0.0017
Austria                                                    0.0001      0.0004         0.0001     0.0004
Belgium                                                    0.0003      0.0016         0.0000     0.0001
Bermuda                                                    0.0000      0.0017         0.0000     0.0001
Brazil                                                     0.0000      0.0006         0.0001     0.0014
Canada                                                     0.0011      0.0052         0.0001     0.0007
China                                                      0.0000      0.0019         0.0000     0.0005
Colombia                                                   0.0000      0.0012         0.0000     0.0001
Denmark                                                    0.0000      0.0000         0.0000     0.0002
Ecuador                                                    0.0000      0.0000         0.0000     0.0003
Egypt                                                      0.0000      0.0000         0.0000     0.0003
Finland                                                    0.0018      0.0102         0.0001     0.0005
France                                                     0.0029      0.0189         0.0002     0.0012
Germany                                                    0.0000      0.0000         0.0000     0.0001
Greece                                                     0.0000      0.0065         0.0000     0.0004
Hong Kong                                                  0.0000      0.0199         0.0000     0.0049
Hungary                                                    0.0000      0.0000         0.0000     0.0000
India                                                      0.0001      0.0004         0.0000     0.0001
Indonesia                                                  0.0000      0.0001         0.0001     0.0004
Israel                                                     0.0000      0.0000         0.0000     0.0001
Italy                                                      0.0012      0.0062         0.0001     0.0006
Korea (South)                                              0.0003      0.0013         0.0000     0.0001
Mexico                                                     0.0000      0.0023         0.0000     0.0000
Netherlands                                                0.0043      0.0211         0.0006     0.0031
New Zealand                                                0.0006      0.0030         0.0002     0.0006
Norway                                                     0.0013      0.0062         0.0004     0.0019
Peru                                                       0.0000      0.0004         0.0000     0.0001
Portugal                                                   0.0005      0.0022         0.0000     0.0001
Singapore                                                  0.0000      0.0047         0.0000     0.0003
South Africa                                               0.0000      0.0000         0.0000     0.0006
Spain                                                      0.0034      0.0220         0.0004     0.0020
Sweden                                                     0.0034      0.0330         0.0005     0.0033
Switzerland                                                0.0012      0.0058         0.0001     0.0010
Thailand                                                   0.0000      0.0000         0.0000     0.0003
Turkey                                                     0.0000      0.0000         0.0000     0.0001
United Kingdom                                             0.0058      0.0348         0.0018     0.0087
                                                          ----------------------------------------------
TOTAL                                                     $0.0291     $0.2270        $0.0049    $0.0366
                                                          ==============================================
b. The following table provides a breakdown by country of foreign taxes paid and foreign  source  income to Advisor  Class  shareholders  during the fiscal  year ending October 31, 1997:
                                                                                            June 1997
                                                                                  --------------------------
                                                                                    Foreign Tax   Foreign
                                                                                       Paid    Source Income
Country                                                                              Per Share   Per Share
                                                                                  --------------------------
Argentina                                                                            0.0000      0.0004
Australia                                                                            0.0001      0.0019
Austria                                                                              0.0001      0.0005
Belgium                                                                              0.0000      0.0001
Bermuda                                                                              0.0000      0.0001
Brazil                                                                               0.0001      0.0016
Canada                                                                               0.0001      0.0008
China                                                                                0.0000      0.0005
Colombia                                                                             0.0000      0.0001
Denmark                                                                              0.0000      0.0002
Ecuador                                                                              0.0000      0.0003
Egypt                                                                                0.0000      0.0003
Finland                                                                              0.0001      0.0005
France                                                                               0.0002      0.0013
Germany                                                                              0.0000      0.0001
Greece                                                                               0.0000      0.0005
Hong Kong                                                                            0.0000      0.0054
Hungary                                                                              0.0000      0.0000
India                                                                                0.0000      0.0001
Indonesia                                                                            0.0001      0.0005
Israel                                                                               0.0000      0.0001
Italy                                                                                0.0001      0.0006
Japan                                                                                0.0000      0.0000
Korea (South)                                                                        0.0000      0.0001
Luxembourg                                                                           0.0000      0.0000
Mexico                                                                               0.0000      0.0000
Netherlands                                                                          0.0006      0.0035
New Zealand                                                                          0.0002      0.0007
Norway                                                                               0.0004      0.0021
Peru                                                                                 0.0000      0.0001
Portugal                                                                             0.0000      0.0001
Singapore                                                                            0.0000      0.0003
South Africa                                                                         0.0000      0.0007
Spain                                                                                0.0004      0.0023
Sweden                                                                               0.0005      0.0037
Switzerland                                                                          0.0001      0.0011
Thailand                                                                             0.0000      0.0003
Turkey                                                                               0.0000      0.0001
United Kingdom                                                                       0.0018      0.0098
                                                                                ------------------------
TOTAL                                                                               $0.0049     $0.0408
                                                                                ========================





Franklin Templeton International Trust Annual Report October 31, 1997.

APPENDIX

DESCRIPTION OF GRAPHIC  MATERIAL OMITTED FROM EDGAR FILING (PURSUANT TO ITEM 304
(a) OF REGULATION S-T)

GRAPHIC MATERIAL (1)

This chart  shows in bar format the  geographic  distribution  of the  Templeton
Pacific Growth Fund on October 31, 1997, based on total net assets.

Geographic Disribution on October 31, 1997

Hong Kong                                       26.8%
Japan                                           14.6%
Singapore                                       6.7%
Australia                                       6.1%
China                                           5.2%
Malaysia                                        4.9%
Pakistan                                        4.3%
India                                           4.1%
Thailand                                        3.8%
Indonesia                                       3.6%
New Zealand                                     3.0%
Philippines                                     1.4%
South Korea                                     1.1%
Short-Term Obligations & Other Net Assets      14.4%

GRAPHIC MATERIAL (2)

The following line graph hypothetically compares the performance of the Templeton Pacific Growth Fund - Class I shares to that of the MSCI Pacific
Index, based on a $10,000 investment from 9/20/91 to 10/31/97.

Period Ending      Fund           MSCI

                 Templeton        MSCI
                  Pacific        Pacific
                Growth Fund-      Index
                  Class I*
      9/20/91      $9,426        $10,000
       Sep-91      $9,444        $10,250
       Oct-91      $9,482        $10,688
       Nov-91      $9,426        $10,002
       Dec-91      $9,768        $10,311
       Jan-92      $9,816        $9,913
       Feb-92     $10,015        $9,220
       Mar-92      $9,816        $8,345
       Apr-92      $9,968        $7,964
       May-92     $10,452        $8,587
       Jun-92     $10,819        $7,914
       Jul-92     $10,160        $7,806
       Aug-92      $9,893        $8,877
       Sep-92      $9,931        $8,675
       Oct-92     $10,409        $8,371
       Nov-92     $10,313        $8,530
       Dec-92     $10,125        $8,434
       Jan-93     $10,293        $8,420
       Feb-93     $10,718        $8,831
       Mar-93     $10,718        $9,899
       Apr-93     $11,458        $11,478
       May-93     $12,012        $11,814
       Jun-93     $11,757        $11,622
       Jul-93     $12,007        $12,311
       Aug-93     $12,725        $12,677
       Sep-93     $12,865        $12,205
       Oct-93     $14,412        $12,478
       Nov-93     $14,342        $10,719
       Dec-93     $16,294        $11,468
       Jan-94     $16,465        $12,797
       Feb-94     $15,941        $13,129
       Mar-94     $14,693        $12,406
       Apr-94     $14,904        $12,945
       May-94     $15,599        $13,255
       Jun-94     $15,114        $13,690
       Jul-94     $15,520        $13,398
       Aug-94     $16,210        $13,633
       Sep-94     $15,530        $13,294
       Oct-94     $15,631        $13,632
       Nov-94     $14,464        $12,874
       Dec-94     $14,553        $12,962
       Jan-95     $13,295        $12,146
       Feb-95     $13,898        $11,847
       Mar-95     $14,293        $12,759
       Apr-95     $14,470        $13,304
       May-95     $15,021        $12,774
       Jun-95     $14,744        $12,235
       Jul-95     $15,340        $13,119
       Aug-95     $15,152        $12,627
       Sep-95     $15,382        $12,746
       Oct-95     $14,775        $12,128
       Nov-95     $14,786        $12,727
       Dec-95     $15,404        $13,350
       Jan-96     $16,589        $13,375
       Feb-96     $16,523        $13,226
       Mar-96     $16,434        $13,634
       Apr-96     $17,132        $14,330
       May-96     $17,154        $13,710
       Jun-96     $16,917        $13,715
       Jul-96     $16,033        $13,087
       Aug-96     $16,350        $12,745
       Sep-96     $16,735        $13,163
       Oct-96     $16,429        $12,554
       Nov-96     $17,381        $12,896
       Dec-96     $17,229        $12,228
       Jan-97     $16,921        $11,201
       Feb-97     $16,990        $11,436
       Mar-97     $16,192        $11,019
       Apr-97     $16,261        $8,527
       May-97     $17,399        $12,353
       Jun-97     $17,565        $13,120
       Jul-97     $18,033        $12,808
       Aug-97     $15,534        $11,539
       Sep-97     $15,853        $11,497
       Oct-97     $12,418        $10,102

GRAPHIC MATERIAL (3)

The following line graph hypothetically compares the performance of the Templeton Pacific Growth - Class II shares to that of the MSCI Pacific Index, based on a $10,000 investment from (1/2/97 - 10/31/97).

Period ending     Fund         MSCI

               Templeton     MSCI
                Pacific       Pacific
              Growth Fund-     Index
               Class II*
     1/2/97      $9,902       $10,000
     Jan-97      $9,731        $9,160
     Feb-97      $9,764        $9,352
     Mar-97      $9,298        $9,011
     Apr-97      $9,331        $6,973
     May-97      $9,987       $10,102
     Jun-97     $10,071       $10,729
     Jul-97     $10,327       $10,474
     Aug-97      $8,882        $9,436
     Sep-97      $9,059        $9,402
     Oct-97      $7,031        $8,261


GRAPHIC MATERIAL (4)

The following line graph hypothetically compares the performance of the Templeton Pacific Growth Fund - Advisor Class shares to that of the MSCI Index, based on a $10,000 investment from 9/20/91 - 10/31/97.

Period Ending     Fund        MSCI

              Templeton       MSCI
               Pacific       Pacific
             Growth Fund-     Index
            Advisor Class
    9/20/91    $10,000       $10,000
     Sep-91    $10,020       $10,250
     Oct-91    $10,060       $10,688
     Nov-91    $10,000       $10,002
     Dec-91    $10,364       $10,311
     Jan-92    $10,414       $9,913
     Feb-92    $10,626       $9,220
     Mar-92    $10,414       $8,345
     Apr-92    $10,575       $7,964
     May-92    $11,089       $8,587
     Jun-92    $11,479       $7,914
     Jul-92    $10,780       $7,806
     Aug-92    $10,496       $8,877
     Sep-92    $10,537       $8,675
     Oct-92    $11,043       $8,371
     Nov-92    $10,942       $8,530
     Dec-92    $10,742       $8,434
     Jan-93    $10,920       $8,420
     Feb-93    $11,371       $8,831
     Mar-93    $11,371       $9,899
     Apr-93    $12,157       $11,478
     May-93    $12,744       $11,814
     Jun-93    $12,474       $11,622
     Jul-93    $12,738       $12,311
     Aug-93    $13,501       $12,677
     Sep-93    $13,649       $12,205
     Oct-93    $15,290       $12,478
     Nov-93    $15,216       $10,719
     Dec-93    $17,287       $11,468
     Jan-94    $17,468       $12,797
     Feb-94    $16,913       $13,129
     Mar-94    $15,588       $12,406
     Apr-94    $15,812       $12,945
     May-94    $16,550       $13,255
     Jun-94    $16,035       $13,690
     Jul-94    $16,466       $13,398
     Aug-94    $17,198       $13,633
     Sep-94    $16,476       $13,294
     Oct-94    $16,584       $13,632
     Nov-94    $15,346       $12,874
     Dec-94    $15,440       $12,962
     Jan-95    $14,105       $12,146
     Feb-95    $14,745       $11,847
     Mar-95    $15,164       $12,759
     Apr-95    $15,352       $13,304
     May-95    $15,936       $12,774
     Jun-95    $15,643       $12,235
     Jul-95    $16,275       $13,119
     Aug-95    $16,075       $12,627
     Sep-95    $16,320       $12,746
     Oct-95    $15,676       $12,128
     Nov-95    $15,687       $12,727
     Dec-95    $16,343       $13,350
     Jan-96    $17,600       $13,375
     Feb-96    $17,529       $13,226
     Mar-96    $17,435       $13,634
     Apr-96    $18,176       $14,330
     May-96    $18,199       $13,710
     Jun-96    $17,948       $13,715
     Jul-96    $17,010       $13,087
     Aug-96    $17,347       $12,745
     Sep-96    $17,755       $13,163
     Oct-96    $17,431       $12,554
     Nov-96    $18,440       $12,896
     Dec-96    $18,279       $12,228
     Jan-97    $17,952       $11,201
     Feb-97    $18,025       $11,436
     Mar-97    $17,191       $11,019
     Apr-97    $17,264       $8,527
     May-97    $18,484       $12,353
     Jun-97    $18,645       $13,120
     Jul-97    $19,130       $12,808
     Aug-97    $16,476       $11,539
     Sep-97    $16,828       $11,497
     Oct-97    $13,181       $10,102


Franklin Templeton International Trust Annual Report October 31, 1997.

APPENDIX
DESCRIPTION OF GRAPHIC  MATERIAL OMITTED FROM EDGAR FILING (PURSUANT TO ITEM 304
(a) OF REGULATION S-T)

GRAPHIC MATERIAL (5)

This chart  shows in bar format the  geographic  distribution  of the  Templeton
Smaller Companies Fund on October 31, 1997, based on total net assets.

Geographic Disribution on October 31, 1997

Europe                                          53.2%
Asia                                            14.6%
North America                                   5.6%
Mid-East and Africa                             5.5%
Australia and New Zealand                       5.2%
Latin America                                   4.6%

Short-Term Obligations & Other Net Assets      11.3%

GRAPHIC MATERIAL (6)

The following line graph hypothetically compares the performance of the Templeton Foreign Smaller Companies Fund - Class I shares to that of the
MSCI/EAFE Index, based on a $10,000 investment from 9/20/91 to 10/31/97.

Period Ending     Fund        Index

                Templeton    MSCI/EAFE
                 Foreign       Index
                 Smaller
                Companies-
                 Class I*
      9/20/91     $9,426      $10,000
       Sep-91     $9,444      $10,268
       Oct-91     $9,482      $10,416
       Nov-91     $9,397       $9,933
       Dec-91     $9,773      $10,449
       Jan-92     $9,887      $10,229
       Feb-92     $9,982       $9,865
       Mar-92     $9,593       $9,217
       Apr-92     $9,811       $9,263
       May-92    $10,333       $9,886
       Jun-92    $10,139       $9,420
       Jul-92     $9,908       $9,182
       Aug-92     $9,966       $9,761
       Sep-92     $9,803       $9,571
       Oct-92     $9,620       $9,072
       Nov-92     $9,774       $9,160
       Dec-92     $9,860       $9,210
       Jan-93     $9,715       $9,212
       Feb-93     $9,889       $9,493
       Mar-93    $10,121      $10,323
       Apr-93    $10,497      $11,306
       May-93    $10,825      $11,548
       Jun-93    $10,480      $11,370
       Jul-93    $10,659      $11,771
       Aug-93    $11,338      $12,408
       Sep-93    $11,298      $12,132
       Oct-93    $12,256      $12,509
       Nov-93    $11,907      $11,418
       Dec-93    $13,116      $12,245
       Jan-94    $14,099      $13,283
       Feb-94    $13,868      $13,249
       Mar-94    $13,377      $12,681
       Apr-94    $13,477      $13,222
       May-94    $13,527      $13,149
       Jun-94    $13,147      $13,338
       Jul-94    $13,695      $13,469
       Aug-94    $14,111      $13,791
       Sep-94    $13,787      $13,359
       Oct-94    $14,040      $13,807
       Nov-94    $13,340      $13,147
       Dec-94    $13,101      $13,232
       Jan-95    $12,780      $12,727
       Feb-95    $12,983      $12,694
       Mar-95    $12,941      $13,489
       Apr-95    $13,539      $14,000
       May-95    $13,806      $13,836
       Jun-95    $14,156      $13,598
       Jul-95    $14,826      $14,448
       Aug-95    $14,394      $13,900
       Sep-95    $14,750      $14,175
       Oct-95    $14,286      $13,798
       Nov-95    $14,351      $14,185
       Dec-95    $14,504      $14,761
       Jan-96    $15,024      $14,825
       Feb-96    $15,438      $14,878
       Mar-96    $15,674      $15,198
       Apr-96    $16,147      $15,644
       May-96    $16,384      $15,360
       Jun-96    $16,438      $15,450
       Jul-96    $15,912      $15,002
       Aug-96    $16,306      $15,039
       Sep-96    $16,509      $15,442
       Oct-96    $16,927      $15,288
       Nov-96    $17,393      $15,900
       Dec-96    $18,011      $15,699
       Jan-97    $18,164      $15,154
       Feb-97    $18,432      $15,405
       Mar-97    $18,535      $15,465
       Apr-97    $18,343      $15,551
       May-97    $18,930      $16,566
       Jun-97    $19,635      $17,484
       Jul-97    $19,827      $17,770
       Aug-97    $19,943      $16,447
       Sep-97    $20,880      $17,371
       Oct-97    $19,339      $16,040


GRAPHIC MATERIAL (7)

The following line graph hypothetically compares the performance of the Templeton Pacific Growth Fund - Advisor Class shares to that of the MSCI/EAFE
Index, based on a $10,000 investment from 9/20/91 - 10/31/97.

Period Ending     Fund        MSCI/EAFE

                 Templeton     MSCI EAFE
                  Foreign        Index
                  Smaller
                Companies-
               Advisor Class
      9/20/91     $10,000       $10,000
       Sep-91     $10,020       $10,268
       Oct-91     $10,060       $10,416
       Nov-91     $9,970        $9,933
       Dec-91     $10,369       $10,449
       Jan-92     $10,490       $10,229
       Feb-92     $10,590       $9,865
       Mar-92     $10,177       $9,217
       Apr-92     $10,409       $9,263
       May-92     $10,963       $9,886
       Jun-92     $10,757       $9,420
       Jul-92     $10,512       $9,182
       Aug-92     $10,573       $9,761
       Sep-92     $10,400       $9,571
       Oct-92     $10,207       $9,072
       Nov-92     $10,370       $9,160
       Dec-92     $10,461       $9,210
       Jan-93     $10,307       $9,212
       Feb-93     $10,492       $9,493
       Mar-93     $10,737       $10,323
       Apr-93     $11,136       $11,306
       May-93     $11,484       $11,548
       Jun-93     $11,118       $11,370
       Jul-93     $11,309       $11,771
       Aug-93     $12,029       $12,408
       Sep-93     $11,987       $12,132
       Oct-93     $13,003       $12,509
       Nov-93     $12,633       $11,418
       Dec-93     $13,915       $12,245
       Jan-94     $14,958       $13,283
       Feb-94     $14,713       $13,249
       Mar-94     $14,192       $12,681
       Apr-94     $14,298       $13,222
       May-94     $14,351       $13,149
       Jun-94     $13,948       $13,338
       Jul-94     $14,530       $13,469
       Aug-94     $14,971       $13,791
       Sep-94     $14,627       $13,359
       Oct-94     $14,896       $13,807
       Nov-94     $14,153       $13,147
       Dec-94     $13,899       $13,232
       Jan-95     $13,559       $12,727
       Feb-95     $13,775       $12,694
       Mar-95     $13,729       $13,489
       Apr-95     $14,364       $14,000
       May-95     $14,648       $13,836
       Jun-95     $15,019       $13,598
       Jul-95     $15,729       $14,448
       Aug-95     $15,271       $13,900
       Sep-95     $15,649       $14,175
       Oct-95     $15,156       $13,798
       Nov-95     $15,225       $14,185
       Dec-95     $15,388       $14,761
       Jan-96     $15,940       $14,825
       Feb-96     $16,379       $14,878
       Mar-96     $16,629       $15,198
       Apr-96     $17,131       $15,644
       May-96     $17,382       $15,360
       Jun-96     $17,439       $15,450
       Jul-96     $16,882       $15,002
       Aug-96     $17,300       $15,039
       Sep-96     $17,515       $15,442
       Oct-96     $17,959       $15,288
       Nov-96     $18,453       $15,900
       Dec-96     $19,108       $15,699
       Jan-97     $19,271       $15,154
       Feb-97     $19,556       $15,405
       Mar-97     $19,678       $15,465
       Apr-97     $19,461       $15,551
       May-97     $20,098       $16,566
       Jun-97     $20,858       $17,484
       Jul-97     $21,076       $17,770
       Aug-97     $21,199       $16,447
       Sep-97     $22,222       $17,371
       Oct-97     $20,572       $16,040



